As filed with the Securities and Exchange Commission on April 26, 2002

                                                     1933 Act File No. 333-28697
                                                     1940 Act File No. 811-8243

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                  Pre-Effective Amendment No.
                                                     ------                 [ ]
                  Post-Effective Amendment No.         8
                                                     ------                 [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                  Amendment No.                         9
                                                     -------

                        (Check appropriate box or boxes.)

                                  POTOMAC FUNDS
               (Exact name of Registrant as Specified in Charter)

                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (914) 381-2080

                                Daniel D. O'Neill
                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036


It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [X] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
         [ ] This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                                THE POTOMAC FUNDS


                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

                  Cover Sheet

                  Contents of Registration Statement:

                  Prospectus for the Investor Class of Potomac MidCap Plus Fund, Potomac MidCap/Short Fund, Potomac Total Market Plus Fund and Potomac Total Market/Short Fund

                  Prospectus for the Advisor Class of Potomac MidCap Plus Fund and Potomac Total Market Plus Fund

                  Prospectus for the Broker Class of Potomac MidCap Plus Fund and Potomac Total Market Plus Fund

                  Combined Statement of Additional Information for (1) the Investor Class of Potomac MidCap Plus Fund, Potomac MidCap/Short Fund, Potomac Total Market Plus Fund and Potomac Total Market/Short Fund; (2) the Advisor Class of Potomac MidCap Plus Fund and Potomac Total Market Plus Fund; and (3) the Broker Class of Potomac MidCap Plus Fund and Potomac Total Market Plus Fund

                  Part C of Form N-1A

                  Signature Page

                  Exhibits





         The sole purpose of this Post-Effective Amendment to the Trust's Registration Statement is to register with the Commission the Investor Class, Advisor Class and Broker Class shares of the four new series of the Registrant as noted above. This Post-Effective Amendment does not effect the prospectuses or statements of additional information of the Trust's other series.

                                   PROSPECTUS

                                 INVESTOR CLASS

                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                          New York, New York 10110-0001

                                 (800) 851-0511

                PLUS FUNDS                             SHORT FUNDS
         Potomac MidCap Plus Fund               Potomac MidCap/Short Fund
      Potomac Total Market Plus Fund         Potomac Total Market/Short Fund

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    [ Date ]

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

OVERVIEW OF THE POTOMAC FUNDS.......................................         1
Potomac Funds Objectives............................................         1
Investment Techniques and Policies..................................         1
Principal Risk Factors..............................................         2

THE POTOMAC FUNDS...................................................         4
Potomac MidCap Funds................................................         4
Potomac Total Market Funds..........................................         6

ABOUT YOUR INVESTMENT...............................................         8
Share Prices of The Potomac Funds...................................         8
Rule 12b-1 Fees.....................................................         8
How to Invest in Investor Class Shares of The Potomac Funds.........         8
How to Exchange Investor Class Shares of The Potomac Funds..........        10
How to Sell Investor Class Shares of The Potomac Funds..............        10
Account and Transaction Policies....................................        11

ADDITIONAL INFORMATION..............................................        12
Management of The Potomac Funds.....................................        12
Distributions and Taxes.............................................        12
Master/Feeder Structure Option......................................        ..

MORE INFORMATION ON THE POTOMAC FUNDS...............................  Back Cover

In deciding whether to invest in the Potomac Funds, you should rely on information in this Prospectus or the Statement of Additional Information (the "SAI"). The Potomac Funds have not authorized others to provide additional information. The Potomac Funds do not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                          OVERVIEW OF THE POTOMAC FUNDS

POTOMAC FUNDS OBJECTIVES

The Potomac Funds consist primarily of pairs of funds. Each pair consists of one "plus" fund and one "short" fund. Each "plus" fund is designed to provide a return that is greater than the return provided by its target index when the value of the target index rises. Unlike traditional index funds, each "plus" fund seeks to provide a daily return that is equal to 125% of the daily return of its target index. Each "short" fund is designed to provide daily investment results that are opposite of the daily return of its target index.

Fund                                        Investment Target
----                                        -----------------
Potomac MidCap Plus Fund                125% of the performance of the S&P MidCap 400 IndexTM
Potomac MidCap/Short Fund               Inverse (opposite) of the S&P MidCap 400  IndexTM
Potomac Total Market Plus Fund          125% of the performance of the S&P SuperComposite 1500 IndexTM
Potomac Total Market.Short Fund         Inverse (opposite) of the S&P SuperComposite 1500 IndexTM

As an example, the Potomac MidCap Plus Fund and the Potomac MidCap/Short Fund are targeted to the S&P MidCap 400 Index. If, on a given day, the S&P MidCap 400 Index gains 2%, the MidCap Plus Fund is designed to gain approximately 2.5% (which is equal to 125% of 2%), while the MidCap/Short Fund is designed to lose 2%. Conversely, if the S&P MidCap 400 Index loses 1% on a given day, the MidCap/Short Fund is designed to gain 1%, while the MidCap Plus Fund is designed to lose 1.25%.

To achieve these results, these Potomac Funds use aggressive investment techniques such as engaging in futures and options transactions. As a result, these Potomac Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. There is no assurance that the Potomac Funds will achieve their objectives.


INVESTMENT TECHNIQUES AND POLICIES

Rafferty Asset Management, LLC (Rafferty), the investment advisor to each Potomac Fund, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. For the Potomac Plus Funds, Rafferty attempts to magnify the daily returns of each Plus Fund's target index while the Short Funds are managed to provide returns inverse (opposite) to the daily return of each Short Fund's target index. Rafferty generally does not use fundamental securities analysis to accomplish such correlation. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and techniques it employs. As a consequence, if a Fund is performing as designed, the return of the target index will dictate the return for that Fund.

Each Plus Fund invests significantly in futures contracts on stock indexes, options on futures contracts and financial instruments such as options on securities and stock indexes options. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Plus Fund.

Each Potomac Fund is designed to provide daily investment returns that are a multiple of the returns of its target index. While Rafferty attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of a Fund and the performance of its target index), certain factors will tend to cause a Fund's investment results to vary from the stated objective. During periods of market volatility, a Fund may have difficulty in achieving its targeted return on a daily basis due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Fund. A Fund that meets its daily targets over a period of time will not necessarily produce the returns that might be expected in light of the returns of its target index for that period. The difference results from the compounding effect of fluctuations in the market, the use of leverage for the Plus Funds, and the inverse correlation for the Short Funds to achieve a Fund's investment objective.

It is the policy of each Potomac Fund to pursue its investment objective regardless of market conditions and not to take defensive positions. A Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its target index. However, because it may be difficult for a Fund to achieve its stated investment objective any time its assets fall below $2 million, Rafferty may invest the assets of any such Fund in short-term U.S. Government securities until the level of net assets is sufficient to permit investment in the desired investments. As a result, such Fund may not achieve its investment objective during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call (888) 976-8662.

PRINCIPAL RISK FACTORS

An investment in any of the Potomac Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve its objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

RISKS OF INVESTING IN EQUITY SECURITIES AND DERIVATIVES
-------------------------------------------------------

The Funds may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Funds invest will cause the net asset value of the Funds to fluctuate.

RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES
-----------------------------------------

The Funds use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, swap agreements, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, a Fund's short-term performance will reflect such deviation from its target index.

SWAP AGREEMENT RISKS
--------------------

Each Fund may enter into swap agreements. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

LEVERAGE RISK
-------------

Each Potomac Plus Fund employs leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of these Plus Funds and makes them more volatile. The leveraged investment techniques that these Funds employ should cause investors in these Funds to lose more money in adverse environments.

INVERSE CORRELATION RISK
------------------------

Each Potomac Short Fund is negatively correlated to its target index and should lose money when its target index rises--a result that is the opposite from traditional equity mutual funds. Because each Potomac Short Fund seeks daily returns inverse to its target index, the difference between a Potomac Short Fund's daily return and the return of its target index may be negatively compounded during periods in which the markets decline.

RISK OF POOR TRACKING
---------------------

Several factors may affect a Fund's ability to achieve its targeted return on a daily basis. During periods of market volatility, a Fund may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by a Fund. A failure to achieve its targeted return on a daily basis may cause a Fund to provide returns over a longer period that are worse than expected.

RISK OF TRADING HALTS
---------------------

In certain circumstances, an exchange may halt trading in securities held by a Fund. If such trading halts are instituted at the close of a trading day, a Fund will not be able to execute purchase or sales transactions in the specific options or futures contracts affected. In such an event, a Fund also may be unable to accurately price its outstanding contracts. If a Fund is affected by such a halt, it may reject investors' orders for purchases or exchanges received earlier during the business day.

RISK OF EARLY CLOSING
---------------------

The normal close of trading of securities listed on the Nasdaq Stock Market and the New York Stock Exchange (NYSE) is 4:00 p.m. Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in the trading day, a Fund might incur substantial trading losses.

HIGH PORTFOLIO TURNOVER
-----------------------

Rafferty expects a significant portion of the Potomac Funds' assets to come from professional money managers and investors who use the Funds as part of "asset allocation" and "market timing" investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds' portfolio turnover, forcing realization of substantial capital gains and losses and increasing transaction expenses. In addition, large movements of assets into and out of the Funds may negatively impact their abilities to achieve their investment objectives or their level of operating expenses.

RISK OF NON-DIVERSIFICATION

The Funds are non-diversified, which means that they may invest a high percentage of their assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

                                THE POTOMAC FUNDS

POTOMAC MIDCAP FUNDS

OBJECTIVES
----------

The POTOMAC MIDCAP PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the S&P MidCap 400 IndexTM (MidCap Index). If it is successful in meeting its objective, the net asset value of MidCap Plus Fund shares should increase approximately one and a quarter as much as the MidCap Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the MidCap/Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the MidCap Index decline on a given day.

The POTOMAC MIDCAP/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the MidCap Index. If it is successful in meeting its objective, the net asset value of MidCap/Short Fund shares should increase in direct proportion to any decrease in the level of the MidCap Index on a given day. Conversely, the net asset value of shares in the MidCap/Short Fund should decrease in direct proportion to any increase in the level of the MidCap Index on a given day.

The Potomac MidCap Funds' investment objectives are not fundamental policies and may be changed without shareholder approval.

CORE INVESTMENTS
----------------

In attempting to achieve their objectives, the Potomac MidCap Funds invest directly in the securities of the companies that comprise the MidCap Index. In addition, the POTOMAC MIDCAP PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. The POTOMAC MIDCAP/SHORT FUND also enters into short positions in the securities of the companies that comprise the MidCap Index, stock index futures contracts, swap agreements, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Each Potomac MidCap Fund, under normal circumstances, invests at least 80% of its net assets in a manner designed to provide investment returns that for the MidCap Plus Fund correspond to 125% of the performance of the MidCap Index and for the MidCap/Short Fund inversely correspond to the performance of the MidCap Index, which includes investments in over-the-counter securities, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.

TARGET INDEX
------------

The MidCap Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The MidCap Index is a market-value weighted index and was the first benchmark of midcap stock price movement. As of February 28, 2002, the average market capitalization of the companies included in the MidCap Index was approximately $2.096 billion. Standard & Poor's is not a sponsor of, or in any way affiliated with, the Potomac Funds.

PRINCIPAL RISKS
---------------

The principal risks associated with investing in the Potomac MidCap Funds are discussed in the "Overview" section above under the heading titled "Principal Risk Factors".

ADDITIONAL RISKS
----------------

In addition to the principal  risks  described in the  "Overview"  section,  the
Potomac MidCap Funds also are subject to the risks of investing in mid-capitalization companies. Mid Cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, the value of mid cap stocks tends to fluctuate more in price than the stocks of large companies. Further, stocks of mid cap companies could be more difficult to liquidate during market declines compared to the shares of companies with greater capitalization.

PERFORMANCE
-----------

This Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns because the Potomac MidCap Funds had not commenced operations prior to the date of this Prospectus.

FEES AND EXPENSES
-----------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the MidCap Funds. Because each Fund's shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2002.


SHAREHOLDER FEES (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases (as a % of offering price)........................................        None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)......        None
Wire Redemption Fee.........................................................................................      $15.00

ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets):

                                                                                                INVESTOR CLASS*
                                                                                                ---------------
                                                                                  MIDCAP PLUS FUND        MIDCAP/SHORT FUND
                                                                                  ----------------        -----------------
Management Fees........................................................                   0.75%                   0.90%
Distribution (12b-1) Fees**............................................                 [0.47%]                 [0.00%]
Other Expenses.........................................................                 [0.53%]                 [1.38%]
                                                                                     ----------                 -------
Total Annual Operating Expenses........................................                 [1.75%]                 [2.28%]
                                                                                     ==========             ===========

..........

* Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse each Fund's Other Expenses through August 31, 2002 to the extent that the Investor Class' Total Annual Operating Expenses exceed 1.75% for the MidCap Plus Fund and 1.95% for the MidCap/Short Fund. Rafferty may choose to terminate this waiver or revise the limits on total annual operating expenses at any time. If overall expenses fall below these percentage limitations, then such Fund may reimburse Rafferty for such waivers and reimbursements within the following three fiscal years.

** The Board of Trustees has authorized payment by each Fund of Rule 12b-1 fees in an amount equal to the difference between a Fund's Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses of 1.75% for the MidCap Plus Fund and 1.95% for the MidCap/Short Fund.

EXPENSE EXAMPLE
---------------

The Example below is intended to help you compare the cost of investing in the Investor Class of the MidCap Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Class of each Fund for the periods shown and then redeem all of your shares at the end of the periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 YEAR        3 YEARS

MidCap Plus Fund....................................    $   [178]     $ [551]
MidCap/Short Fund...................................    $   [232]     $ [708]

POTOMAC TOTAL MARKET FUNDS

OBJECTIVES
----------

The POTOMAC TOTAL MARKET PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the S&P SuperComposite 1500 Index (S&P 1500 Index). If it is successful in meeting its objective, the net asset value of Total Market Plus Fund shares should increase approximately one and a quarter as much as the S&P 1500 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Total Market Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the S&P 1500 Index decline on a given day.

The POTOMAC TOTAL MARKET/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the S&P 1500 Index. If it is successful in meeting its objective, the net asset value of Total Market /Short Fund shares should increase in direct proportion to any decrease in the level of the S&P 1500 SuperCompositeIndex on a given day. Conversely, the net asset value of shares in the Total Market/Short Fund should decrease in direct proportion to any increase in the level of the S&P1500 Index on a given day.

The Potomac Total Market Funds' investment objectives are not fundamental policies and may be changed by the Potomac Funds' Board of Trustees without shareholder approval.

CORE INVESTMENTS
----------------

In attempting to achieve their objectives, the Potomac Total Market Funds invest directly in the securities of the companies that comprise the S&P 1500 Index using a "sampling" technique. Because it would be very expensive and inefficient to buy and sell all securities in the S&P 1500 Index, Rafferty will select from the S&P 1500 Index a representative sample of securities that resemble the Index in terms of risk factors and industry weightings, market capitalization and other characteristics. In addition, the POTOMAC TOTAL MARKET PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. The POTOMAC TOTAL MARKET/SHORT FUND also enters into short positions in securities of companies that comprise the S&P 1500 Index, stock index futures contracts, swap agreements, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Each Total Market Fund, under normal circumstances, seeks to achieve its investment objective by investing in a manner designed to provide investment returns that for the Total Market Plus Fund correspond to 125% of the performance of an index that tracks the stocks of the broad U.S. equities market and for the Total Market/Short Fund inversely correspond to the performance of such index, which includes investments in securities of companies that comprise such index, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.

PRINCIPAL RISKS
---------------

The principal risks associated with investing in the Potomac Total Market Funds are discussed in the "Overview" section above under the heading titled "Principal Risk Factors".

ADDITIONAL RISKS
----------------

The Potomac Total Market Funds may invest in medium- and small-capitalization companies, as well as large-capitalization, widely traded companies. Mid- and small-capitalization companies have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, the value of mid cap stocks tends to fluctuate more in price than the stocks of large companies. Further, stocks of small- and mid- capitalization companies would be more difficult to liquidate during market declines companies to the shares of companies with larger capitalization.

TARGET INDEX
------------

The Standard & Poor's SuperComposite 1500 Index is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P 500 Index, S&P MidCap 400 Index and the S&P 600 SmallCap Index. The S&P 1500 Index is meant to represent the performance of the broad U.S. equities market, consisting of 87% of total U.S. equity market capitalization, including small-, medium- and large-capitalization companies. Standard & Poor's is not a sponsor of, or in any way affiliated with, the Potomac Funds.

PERFORMANCE
-----------

This Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns because the Potomac Total Market Funds had not commenced operations prior to the date of this Prospectus.

FEES AND EXPENSES
-----------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Total Market Funds. Because each Fund's shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2002.

SHAREHOLDER FEES (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases (as a % of offering price)..........................................       None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)........       None
Wire Redemption Fee...........................................................................................     $15.00


ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets):

                                                                                         INVESTOR CLASS*
                                                                                         ---------------
                                                                          TOTAL MARKET PLUS FUND   TOTALMARKET//SHORT FUND
                                                                          ----------------------   -----------------------
Management Fees........................................................                0.75%               0.90%
Distribution (12b-1) Fees**............................................                0.47%               0.00%
Other Expenses.........................................................                0.53%               1.38%
                                                                                  ---------             -------
Total Annual Operating Expenses........................................                1.75%               2.28%
                                                                                  =========             =======

..........
* Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse each Fund's Other Expenses through August 31, 2002 to the extent that the Investor Class' Total Annual
         Operating Expenses exceed 1.75% for the Total Market Plus Fund and 1.95% for the Total Market/Short Fund. Rafferty may choose to terminate this waiver or revise the limits on total annual operating expenses at any time. If overall expenses fall below these percentage limitations, then such Fund may reimburse Rafferty for such waivers and reimbursements within the following three fiscal years.

** The Board of Trustees has authorized payment by the Fund of Rule 12b-1 fees in an amount equal to the difference between the Fund's Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses of 1.75% for the Total Market Plus Fund and 1.95% for the Total Market/Short Fund.

EXPENSE EXAMPLE
---------------

The Example below is intended to help you compare the cost of investing in the Investor Class of the Total Market Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Class of each Fund for the periods shown and then redeem all of your shares at the end of the periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                         1 YEAR      3 YEARS

Total Market Plus Fund...............................   $   [178]    $  [551]
Total Market/Short Fund..............................   $   [232]    $  [708]

                              ABOUT YOUR INVESTMENT

SHARE PRICES OF THE POTOMAC FUNDS

A Fund's share price is known as its net asset value (NAV). For all of the Funds, the Investor Class share prices are calculated fifteen minutes after the close of regular trading, usually as of 4:15 p.m. Eastern time, each day the NYSE is open for business. Share price is calculated by dividing a class' net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

         o equity securities, OTC securities, options and futures are valued at their last sales price, or if not available, the average of the last bid and ask prices,

         o        options on futures are valued at their closing price,

         o short-term debt securities and money market securities are valued using the "amortized" cost method, and

         o securities for which a price is unavailable will be valued at fair value estimates by the investment advisor under the supervision of the Board of Trustees.

RULE 12B-1 FEES

The Funds have adopted a distribution plan under Rule 12b-1 for Investor Class shares. The plan allows the Funds to pay distribution and sales fees for the sale of the Funds' shares and for other shareholder services. Because these fees are paid out of the Investor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the plan, the fees may amount to up to 1.00% of the Investor Class' average daily net assets. However, the Board has authorized each Fund to pay Rule 12b-1 fees of an amount equal to the difference between a Fund's Investor Class Total Annual Operating Expenses and the voluntary limit on Investor Class Total Annual Operating Expenses of 1.75% for the Plus Funds and 1.95% for the Short Funds.

HOW TO INVEST IN INVESTOR CLASS SHARES OF THE POTOMAC FUNDS

You may invest in the Investor Class of the Funds through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Potomac Funds. You may invest directly with the Funds or through certain brokers or dealers. Any transaction effected through a broker or dealer may be subject to a processing fee.

MINIMUM INVESTMENT

The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Funds. For example, if you decide to invest $10,000 in three of the Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.


                                                               MINIMUM INITIAL INVESTMENT     SUBSEQUENT INVESTMENT
                                                               --------------------------     ---------------------
Regular Accounts...........................................           $    10,000                  $    1,000
Retirement Accounts........................................           $    10,000                  $        0

Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.

PURCHASING SHARES
-----------------

BY MAIL:

o      Complete and sign your Account Application.

o      Tell us which Fund and the amount you wish to invest.

o Mail your check (payable to "Potomac Funds") along with the completed Account Application to:


           Potomac Funds--Investor Class              Potomac Funds--Investor Class
           c/o U.S. Bancorp Fund Services, LLC        c/o o U.S. Bancorp Fund Services, LLC
           P.O. Box 1993                              Mutual Fund Services--3rd Floor
           Milwaukee, Wisconsin 53201-1993            615 East Michigan Street
                                                      Milwaukee, Wisconsin 53202

o Cash, credit cards, credit card checks and third-party checks will not be accepted by the Funds.

o      All purchases must be made in U.S. Dollars through a U.S. bank.

o If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

o You will receive written confirmation by mail, but we do not issue share certificates.

BY BANK WIRE TRANSFER:

o Call the Potomac Funds' Transfer Agent at (800) 851-0511 to receive your account number.

o      Wire your payment through the Federal Reserve System as follows:

       U.S. Bank, N.A.
       777 East Wisconsin Avenue
       Milwaukee, Wisconsin 53202
       ABA number 0420-00013
       For credit to U.S. Bancorp Fund Services, LLC
       Account Number 112-952-137
       For further credit to the Potomac Funds
       (Your name)
       (Your account number)
       (Name of Fund(s) to purchase)--Investor Class

o      Your bank may charge a fee for such services.

o Once you have wired your investment, mail your completed and signed Account Application to the Potomac Funds.

o Wire orders will only be accepted from 9:00 A.M. TO 3:55 P.M. Eastern Time. The Funds will not accept and process any orders for that day received after this time.

THROUGH BROKERS OR DEALERS:

o Select brokers or dealers are authorized to offer Investor Class shares.

o These brokers or dealers can help you complete the necessary paperwork, mail your Account Application to the Potomac Funds and place your order to purchase Investor Class shares of the Funds.

HOW TO EXCHANGE INVESTOR CLASS SHARES OF THE POTOMAC FUNDS

You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Potomac Fund without any charges. To make an exchange:

o      Write or call the Potomac Funds' Transfer Agent.

o Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

o The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

o You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

o You may exchange by telephone only if you selected that option on your Account Application.

o You may exchange through the Internet by visiting the Potomac Funds' website at WWW.POTOMACFUNDS.COM and activating your account.

o You may place exchange orders by telephone between 9:00 A.M. AND 3:55 P.M. Eastern time.

HOW TO SELL INVESTOR CLASS SHARES OF THE POTOMAC FUNDS

GENERALLY

o You may sell all or part of your investment in the Funds at the next determined net asset value after we receive your order.

o You normally will receive proceeds from any sales of Investor Class shares within seven days from the time a Fund receives your request in good order.

o For investments that have been made by check, payment on sales requests may be delayed until the Potomac Funds' Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 business days.

o Your proceeds will be sent to the address or wired to the bank listed on your Account Application.

BY TELEPHONE OR BY MAIL
-----------------------

o      Call or write the Funds (see the address and telephone number above).

o You may only sell Investor Class shares of the Funds by telephone if you selected that option on your Account Application.

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

BY WIRE TRANSFER
----------------

o      Call the Potomac Funds.

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

o      You must wire transfer at least $5,000.

o You will be charged a wire transfer fee of $15.00 in addition to any charges imposed by your bank.

o      Your  proceeds  will be wired  only to the bank  listed  on your  Account
       Application.

THROUGH BROKERS OR DEALERS
--------------------------

o Select brokers or dealers can place your order to sell Investor Class shares of the Funds.

o Payment can be directed to your account normally within three business days after a broker or dealer places your order.

ACCOUNT AND TRANSACTION POLICIES

ORDER POLICIES
--------------

You may buy and sell Investor Class shares of the Funds at their NAV computed after your order has been received in good order. PURCHASE AND SELL ORDERS WILL BE PROCESSED THE SAME DAY AT THAT DAY'S NAV IF YOUR REQUEST IS RECEIVED BY 3:55 P.M. EASTERN TIM. The Funds will not accept and process any orders for that day received after these times.

There are certain times when you may be unable to sell Investor Class shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of their assets or sell their holdings. The Funds reserve the right to reject any purchase order or suspend offering of their shares.

TELEPHONE TRANSACTIONS
----------------------

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

SIGNATURE GUARANTEES
--------------------

In certain instances when you sell Investor Class shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. Your signature must be guaranteed under the following circumstances:

o      if your account registration or address has changed in the last 30 days,

o if the proceeds of your sale are mailed to an address other than the one listed with the Funds,

o      if the proceeds are payable to a third party,

o      if the sale is greater than $100,000,

o      if the wire instructions on the account are being changed, or

o if there are other unusual situations as determined by the Funds' Transfer Agent.

LOW BALANCE ACCOUNTS
--------------------

If your total account balance falls below $10,000, then we may sell your Investor Class shares of the Funds. We will inform you in writing 30 days prior to selling Investor Class shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell Investor Class shares and send you the proceeds. We will not sell Investor Class shares if your account value falls due to market fluctuations.

                             ADDITIONAL INFORMATION

MANAGEMENT OF THE POTOMAC FUNDS

Rafferty provides investment services to the Funds. Rafferty attempts to manage the investment of the Funds' assets consistent with their investment objectives, policies and limitations. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York, New York 10110-0001.

Under an investment advisory agreement between the Potomac Funds and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds' daily net assets. The fees charged and the contractual fees are the same.

                                                           ADVISORY FEES CHARGED
                                                           ---------------------

Plus Funds.............................................            0.75%
Short Funds............................................            0.90%

An investment committee of Rafferty employees has the day-to-day responsibility for managing the Potomac Funds.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS
-------------

Each Fund distributes dividends from its net investment income annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.

Each Fund also distributes any realized net capital gains annually. A Fund has capital gains when it sells its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

Dividends and capital gain distributions will be reinvested automatically at NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Potomac Fund account at that Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

TAXES
-----

The following table illustrates the potential tax liabilities for taxable accounts:

                  TYPE OF TRANSACTION                                             TAX STATUS*
                  -------------------                                             -----------
Dividend distribution................................                  Ordinary income rate
Distribution of net short-term capital gains.........                  Ordinary income rate
Distribution of net long-term capital gains..........                  Long-term capital gains rate
Sale or exchange of Fund shares owned for more
  than one year......................................                  Long-term capital gains or losses
Sale or exchange of Fund shares owned for one
  year or less.......................................                           Gains are taxed at the same rate as ordinary
                                                                       income; losses are subject to special rules
..........

* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 30% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 30% of your dividends and other distributions. Any tax withheld may be applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Funds by the IRS.

MASTER/FEEDER STRUCTURE OPTION

The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.

                               MORE INFORMATION ON
                                THE POTOMAC FUNDS

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The Funds' SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN THE SAI FREE OF CHARGE:

Write to:         Potomac Funds
                  P.O. Box 1993
                  Milwaukee, Wisconsin 53201

Call:             (800) 851-0511

By Internet:      www.potomacfunds.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC's Internet web site at http:\\www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York  11530

SEC File Number: 811-8243

                                   PROSPECTUS

                                    [ DATE ]








                                 INVESTOR CLASS









                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                          New York, New York 10110-0001

                                 (800) 851-0511

                                   PROSPECTUS

                                  ADVISOR CLASS
                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                          New York, New York 10110-0001

                                 (800) 851-0511

                                   PLUS FUNDS
                            Potomac MidCap Plus Fund
                         Potomac Total Market Plus Fund

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    [ Date ]

                                TABLE OF CONTENTS
                                                                        PAGE

OVERVIEW OF THE POTOMAC FUNDS.............................................1
Potomac Funds Objectives..................................................1
Investment Techniques and Policies........................................1
Principal Risk Factors....................................................2

THE POTOMAC FUNDS.........................................................3
Potomac Midcap Plus Fund..................................................3
Potomac Total Market Plus Fund............................................5

ABOUT YOUR INVESTMENT.....................................................6
Your Account..............................................................6
Rule 12b-1 Fees...........................................................7
How To Invest in Advisor Class Shares of the Potomac Funds................7
How To Exchange Advisor Class Shares of the Potomac Funds.................8
How To Sell Advisor Class Shares of the Potomac Funds.....................8
Account and Transaction Policies..........................................9

ADDITIONAL INFORMATION....................................................10
Management of the Potomac Funds...........................................10
Distributions and Taxes...................................................10
Master/Feeder Structure Option............................................11

MORE INFORMATION ON THE POTOMAC FUNDS................................ Back Cover

In deciding whether to invest in the Potomac Funds, you should rely on information in this Prospectus or the Statement of Additional Information (the "SAI"). The Potomac Funds have not authorized others to provide additional information. The Potomac Funds do not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                          OVERVIEW OF THE POTOMAC FUNDS

ADVISOR CLASS

This Prospectus offers the Advisor Class shares of The Potomac Mid Cap Plus Fund and The Potomac Total Market Plus Fund. Advisor Class shares are made available exclusively through your investment advisor, bank, trust company or other authorized representative (Financial Advisor).

POTOMAC FUNDS OBJECTIVES

Each of the Potomac Plus Funds is designed to provide a return that is greater than the return provided by its target index when the value of the target index rises. Unlike traditional index funds, each "plus" fund seeks to provide a daily return that is equal to 125% of the daily return of its target index.

FUND                                        INVESTMENT TARGET
Potomac MidCap Plus Fund                    125% of the performance of the S&P MidCap 400 IndexTM
Potomac Total Market Plus Fund              125% of the performance of the S&P SuperComposite 1500 IndexTM

As an example, the Potomac MidCap Plus Fund and the Potomac MidCap/Short Fund are targeted to the S&P MidCap 400 Index. If, on a given day, the S&P MidCap 400 Index gains 2%, the MidCap Plus Fund is designed to gain approximately 2.5% (which is equal to 125% of 2%). Conversely, if the S&P MidCap 400 Index loses 1% on a given day, the MidCap Plus Fund is designed to lose 1.25%.

To achieve these results, these Potomac Funds use aggressive investment techniques such as engaging in futures and options transactions. As a result, these Potomac Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. There is no assurance that the Potomac Funds will achieve their objectives.

INVESTMENT TECHNIQUES AND POLICIES

Rafferty Asset Management, LLC (Rafferty), the investment advisor to each Potomac Fund, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. For the Potomac Plus Funds, Rafferty attempts to magnify the daily returns of each Plus Fund's target index. Rafferty generally does not use fundamental securities analysis to accomplish such correlation. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and techniques it employs. As a consequence, if a Fund is performing as designed, the return of the target index will dictate the return for that Fund.

Each Plus Fund invests significantly in futures contracts on stock indexes, options on futures contracts and financial instruments such as options on securities and stock indexes options. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Plus Fund.

Each Potomac Fund is designed to provide daily investment returns that are a multiple of the returns of its target index. While Rafferty attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of a Fund and the performance of its target index), certain factors will tend to cause a Fund's investment results to vary from the stated objective. During periods of market volatility, a Fund may have difficulty in achieving its targeted return on a daily basis due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Fund. A Fund that meets its daily targets over a period of time will not necessarily produce the returns that might be expected in light of the returns of its target index for that period. The difference results from the compounding effect of fluctuations in the market and the use of leverage for the Plus Funds to achieve a Fund's investment objective.

It is the policy of each Potomac Fund to pursue its investment objective regardless of market conditions and not to take defensive positions. A Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its target index. However, because it may be difficult for a Fund to achieve its stated investment objective any time its assets fall below $2 million, Rafferty may invest the assets of any such Fund in short-term U.S. Government securities until the level of net assets is sufficient to permit investment in the desired investments. As a result, such Fund may not achieve its investment objective during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call (888) 976-8662.

PRINCIPAL RISK FACTORS

An investment in any of the Potomac Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve its objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

RISKS OF INVESTING IN EQUITY SECURITIES AND DERIVATIVES

The Funds may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Funds invest will cause the net asset value of the Funds to fluctuate.

RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES

The Funds use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, swap agreements, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, a Fund's short-term performance will reflect such deviation from its target index.

SWAP AGREEMENT RISKS

Each Fund may enter into swap agreements. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

LEVERAGE RISK

Each Potomac Plus Fund employs leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of these Plus Funds and makes them more volatile. The leveraged investment techniques that these Funds employ should cause investors in these Funds to lose more money in adverse environments.

RISK OF POOR TRACKING

Several factors may affect a Fund's ability to achieve its targeted return on a daily basis. During periods of market volatility, a Fund may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by a Fund. A failure to achieve its targeted return on a daily basis may cause a Fund to provide returns over a longer period that are worse than expected.

RISK OF TRADING HALTS

In certain circumstances, an exchange may halt trading in securities held by a Fund. If such trading halts are instituted at the close of a trading day, a Fund will not be able to execute purchase or sales transactions in the specific options or futures contracts affected. In such an event, a Fund also may be unable to accurately price its outstanding contracts. If a Fund is affected by such a halt, it may reject investors' orders for purchases or exchanges received earlier during the business day.

RISK OF EARLY CLOSING

The normal close of trading of securities listed on the Nasdaq Stock Market and the New York Stock Exchange (NYSE) is 4:00 p.m. Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in the trading day, a Fund might incur substantial trading losses.

HIGH PORTFOLIO TURNOVER

Rafferty expects a significant portion of the Potomac Funds' assets to come from professional money managers and investors who use the Funds as part of "asset allocation" and "market timing" investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds' portfolio turnover, forcing realization of substantial capital gains and losses and increasing transaction expenses. In addition, large movements of assets into and out of the Funds may negatively impact their abilities to achieve their investment objectives or their level of operating expenses.

RISK OF NON-DIVERSIFICATION

The Funds are non-diversified, which means that they may invest a high percentage of their assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

                                THE POTOMAC FUNDS

POTOMAC MIDCAP PLUS FUND

OBJECTIVES

The POTOMAC MIDCAP PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the S&P MidCap 400 IndexTM (MidCap Index). If it is successful in meeting its objective, the net asset value of MidCap Plus Fund shares should increase approximately one and a quarter as much as the MidCap Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the MidCap/Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the MidCap Index decline on a given day.

The Potomac MidCap Plus Fund's investment objectives are not fundamental policies and may be changed without shareholder approval.

CORE INVESTMENTS

In attempting to achieve its' objective, the Potomac MidCap Plus Fund invests directly in the securities of the companies that comprise the MidCap Index. In addition, the POTOMAC MIDCAP PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

The Potomac MidCap Plus Fund, under normal circumstances, invests at least 80% of its net assets in a manner designed to provide investment returns that for the MidCap Plus Fund correspond to 125% of the performance of the MidCap Index, which includes investments in securities of companies that comprise such index, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.

TARGET INDEX

The MidCap Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The MidCap Index is a market-value weighted index and was the first benchmark of midcap stock price movement. As of February 28, 2002, the average market capitalization of the companies included in the MidCap Index was approximately $2.096 billion. Standard & Poor's is not a sponsor of, or in any way affiliated with, the Potomac Funds.

PRINCIPAL RISKS

The principal risks associated with investing in the Potomac MidCap Plus Fund are discussed in the "Overview" section above under the heading titled "Principal Risk Factors".

ADDITIONAL RISKS

In addition to the principal risks described in the "Overview" section, the Potomac MidCap Plus Fund is also subject to the risks inherent in investments in mid-capitalization companies. Mid Cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, the value of mid cap stocks tends to fluctuate more in price than the stocks of large companies. Further, stocks of mid cap companies could be more difficult to liquidate during market declines compared to the shares of companies with greater capitalization.

PERFORMANCE

This Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns because the Potomac MidCap Plus Fund had not commenced operations prior to the date of this Prospectus.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the MidCap Plus Fund. Because the Fund's shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2002.

SHAREHOLDER FEES (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases (as a % of offering price)........................................        None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)......        None
Wire Redemption Fee.........................................................................................      $15.00

ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets):

                                                           ADVISOR CLASS*
                                                           MIDCAP PLUS FUND

Management Fees....................................          0.75%
Distribution (12b-1) Fees**........................          [1.00%]
Other Expenses.....................................          [0.53%]
                                                             -------
Total Annual Operating Expenses....................          [2.28%]
                                                              =====

*Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse each Fund's Other Expenses through August 31, 2002 to the extent that the Advisor Class' Total Annual Operating Expenses exceed 2.75% for the MidCap Plus Fund. Rafferty may choose to terminate this waiver or revise the limits on total annual operating expenses at any time. If overall expenses fall below these percentage limitations, then such Fund may reimburse Rafferty for such waivers and reimbursements within the following three fiscal years.

EXPENSE EXAMPLE

The Example below is intended to help you compare the cost of investing in the Advisor Class of the MidCap Plus Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Advisor Class of each Fund for the periods shown and then redeem all of your shares at the end of the periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                            1 YEAR       3 YEARS
MidCap Plus Fund........................................    $ [231]      $[712]

POTOMAC TOTAL MARKET PLUS FUND

OBJECTIVE

The POTOMAC TOTAL MARKET PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the S&P SuperComposite 1500 Index (S&P 1500 Index). If it is successful in meeting its objective, the net asset value of Total Market Plus Fund shares should increase approximately one and a quarter as much as the S&P 1500 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Total Market Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the S&P 1500 Index decline on a given day.

The Potomac Total Market Plus Fund's investment objective is not a fundamental policy and may be changed by the Potomac Funds' Board of Trustees without shareholder approval.

CORE INVESTMENTS

In attempting to achieve its objective, the Potomac Total Market Plus Fund invests directly in the securities of the companies that comprise the S&P 1500 Index using a "sampling" technique. Because it would be very expensive and inefficient to buy and sell all securities in the S&P 1500 Index, Rafferty will select from the S&P 1500 Index a representative sample of securities that resemble the Index in terms of risk factors and industry weightings, market capitalization and other characteristics. In addition, the POTOMAC TOTAL MARKET PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

The Total Market Plus Fund, under normal circumstances, seeks to achieve its investment objective by investing in a manner designed to provide investment returns that for the Total Market Plus Fund correspond to 125% of the performance of the S&P 1500 Index, which includes investments in securities of companies that comprise such index, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.

TARGET INDEX

The Standard & Poor's SuperComposite 1500 Index is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P 500 Index, S&P MidCap 400 Index and the S&P 600 SmallCap Index. The S&P 1500 Index is meant to represent the performance of the broad U.S. equities market, consisting of 87% of total U.S. equity market capitalization, including small-, medium- and large-capitalization companies. Standard & Poor's is not a sponsor of, or in any way affiliated with, the Potomac Funds.

PRINCIPAL RISKS

The principal risks associated with investing in the Potomac Total Market Plus Fund are discussed in the "Overview" section above under the heading titled "Principal Risk Factors".

ADDITIONAL RISKS

The Potomac Total Market Plus Fund may invest in medium- and small-capitalization companies, as well as large-capitalization, widely traded companies. Mid- and small-capitalization companies have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, the value of mid cap stocks tends to fluctuate more in price than the stocks of large companies. Further, stocks of small- and mid-capitalization companies would be more difficult to liquidate during market declines companies to the shares of companies with larger capitalization.

PERFORMANCE

This Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns because the Potomac Total Market Plus Fund had not commenced operations prior to the date of this Prospectus.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Total Market Plus Fund. Because the Fund's shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2002.

SHAREHOLDER FEES (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases (as a % of offering price)..........................................       None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)........       None
Wire Redemption Fee...........................................................................................     $15.00

ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets):

                                                             ADVISOR CLASS*
                                                          TOTAL MARKET PLUS FUND

Management Fees......................................            0.75%
Distribution (12b-1) Fees**..........................            1.00%
Other Expenses.......................................            0.80%
                                                                 ----
Total Annual Operating Expenses......................            2.55%
                                                                 ====

* Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse each Fund's Other Expenses through August 31, 2002 to the extent that the Advisor Class' Total Annual Operating Expenses exceed 2.75% for the Total Market Plus Fund. Rafferty may choose to terminate this waiver or revise the limits on total annual operating expenses at any time. If overall expenses fall below these percentage limitations, then such Fund may reimburse Rafferty for such waivers and reimbursements within the following three fiscal years.

EXPENSE EXAMPLE

The Example below is intended to help you compare the cost of investing in the Advisor Class of the Total Market Plus Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Advisor Class of each Fund for the periods shown and then redeem all of your shares at the end of the periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                            1 YEAR      3 YEARS
                                                            ------      -------
Total Market Plus Fund................................    $[231]         $[712]

                              ABOUT YOUR INVESTMENT

YOUR ACCOUNT

You may open an account for the Advisor Class shares and conduct other Fund transactions through your Financial Advisor. You will not pay any sales charges but the Funds' Advisor Class shares have ongoing Rule 12b-1 fees of up to 1.00% of their average daily net assets as discussed below. You also may be subject to other charges assessed by your Financial Advisor.

RULE 12B-1 FEES

The Funds have adopted a distribution plan under Rule 12b-1 for the Advisor Class shares. The plan allows the Funds to pay distribution and sales fees for the sale of the Funds' shares and for other shareholder services. Because these fees are paid out of the Advisor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the plan, the fees may amount to up to 1.00% of the Advisor Class' average daily net assets. The Potomac Funds' Board of Trustees has authorized each Fund to pay Rule 12b-1 fees equal to 1.00% of the average daily net assets of the Advisor Class. Under an agreement with the Funds, your Financial Advisor may receive these fees from the Funds. In exchange, your Financial Advisor may provide a number of services, such as:

         o     placing your orders and issuing confirmations,

         o     providing   investment   advice,   research  and  other  advisory
               services,

         o     handling correspondence for individual accounts,

         o     acting  as  the  sole   shareholder   of  record  for  individual
               shareholders,

         o     issuing shareholder statements and reports, and

         o     executing daily investment "sweep" functions.

For more specific information on these and other services, you should speak to your Financial Advisor. Your Financial Advisor may charge additional account fees for services beyond those specified above.

HOW TO INVEST IN ADVISOR CLASS SHARES OF THE POTOMAC FUNDS

You may invest in the Advisor Class of the Funds through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Potomac Funds. You may invest directly with the Funds or through certain brokers or dealers. Any transaction effected through a broker or dealer may be subject to a processing fee.

MINIMUM INVESTMENT

The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Funds. For example, if you decide to invest $10,000 in three of the Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.


                                     MINIMUM INITIAL INVESTMENT     SUBSEQUENT INVESTMENT
Regular Accounts...................         $    10,000                  $    1,000
Retirement Accounts................         $    10,000                  $        0



TO PURCHASE ADVISOR CLASS SHARES

BY MAIL:

o     Contact your Financial Advisor

o Your Financial Advisor will help you complete the necessary paperwork, mail your Account Application to The Potomac Funds and place your order to purchase Advisor Class shares of the Funds

o Cash, credit cards, credit card checks and third-party checks will not be accepted by the Funds.

o All purchases must be made in U.S. dollars through a U.S. bank. our Financial Advisor will help you complete the

o If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.


HOW TO EXCHANGE ADVISOR CLASS SHARES OF THE POTOMAC FUNDS

You may exchange Advisor Class shares of your current Fund(s) for Advisor Class shares of any other Potomac Fund without any charges. To make an exchange:

o     Contact your Financial Advisor.

o Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

o The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

o You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

HOW TO SELL ADVISOR CLASS SHARES OF THE POTOMAC FUNDS

You may sell or a part of your investment in the Funds at the next determined net asset value after the Funds have received your order from your Financial Advisor.

TO SELL ADVISOR CLASS SHARES

o     Contact your Financial Advisor.

o     He or she will place your order to sell Advisor Class Shares of the Funds.

o Payment can be directed to your advisory account normally within three days after your Financial Advisor places your order.

o For investments that have been made by check, payment on sales requests may be delayed until The Potomac Funds' Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 business days.


SHARE PRICES OF THE POTOMAC FUNDS

A Fund's share price is known as its net asset value (NAV). For all of the Funds, the Advisor Class share prices are calculated fifteen minutes after the close of regular trading, usually as of 4:15 p.m. Eastern time, each day the NYSE is open for business. Share price is calculated by dividing a class' net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

         o equity securities, OTC securities, options and futures are valued at their last sales price, or if not available, the average of the last bid and ask prices,

         o     options on futures are valued at their closing price,

         o short-term debt securities and money market securities are valued using the "amortized" cost method, and

         o     securities  for  which a price is  unavailable  will be valued at
               fair  value  estimates  by  the  investment   advisor  under  the
               supervision of the Board of Trustees.


ACCOUNT AND TRANSACTION POLICIES

ORDER POLICIES

You may buy and sell Advisor Class shares of the Funds at their NAV computed after your order has been received in good order. PURCHASE AND SELL ORDERS WILL BE PROCESSED THE SAME DAY AT THAT DAY'S NAV IF YOUR REQUEST IS RECEIVED BY 3:55 P.M. EASTERN TIME. The Funds will not accept and process any orders for that day received after these times.

There are certain times when you may be unable to sell Advisor Class shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of their assets or sell their holdings. The Funds reserve the right to reject any purchase order or suspend offering of their shares.

TELEPHONE TRANSACTIONS

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

SIGNATURE GUARANTEES

In certain instances when you sell Advisor Class shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. Your signature must be guaranteed under the following circumstances:

o     if your account registration or address has changed in the last 30 days,

o if the proceeds of your sale are mailed to an address other than the one listed with the Funds,

o     if the proceeds are payable to a third party,

o     if the sale is greater than $100,000,

o     if the wire instructions on the account are being changed, or

o if there are other unusual situations as determined by the Funds' Transfer Agent.

LOW BALANCE ACCOUNTS

If your total account balance falls below $10,000, then we may sell your Advisor Class shares of the Funds. We will inform you in writing 30 days prior to selling Advisor Class shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell Advisor Class shares and send you the proceeds. We will not sell Advisor Class shares if your account value falls due to market fluctuations.

                             ADDITIONAL INFORMATION

MANAGEMENT OF THE POTOMAC FUNDS

Rafferty provides investment services to the Funds. Rafferty attempts to manage the investment of the Funds' assets consistent with their investment objectives, policies and limitations. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York, New York 10110-0001.

Under an investment advisory agreement between the Potomac Funds and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds' daily net assets. The fees charged and the contractual fees are the same.

                                                          ADVISORY FEES CHARGED

Plus Funds.............................................           0.75%

An investment committee of Rafferty employees has the day-to-day responsibility for managing the Potomac Funds.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Each Fund distributes dividends from its net investment income annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.

Each Fund also distributes any realized net capital gains annually. A Fund has capital gains when it sells its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

Dividends and capital gain distributions will be reinvested automatically at NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Potomac Fund account at that Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

TAXES

The following table illustrates the potential tax liabilities for taxable accounts:

                  TYPE OF TRANSACTION                                  TAX STATUS*
Dividend distribution................................       Ordinary income rate
Distribution of net short-term capital gains.........       Ordinary income rate
Distribution of net long-term capital gains..........       Long-term capital gains rate
Sale or exchange of Fund shares owned for more
  than one year......................................       Long-term capital gains or losses
Sale or exchange of Fund shares owned for one
  year or less.......................................                Gains   are  taxed  at  the  same  rate  as
                                                            ordinary income; losses are subject to special rules

-------------

* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 30% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 30% of your dividends and other distributions. Any tax withheld may be applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Funds by the IRS.

MASTER/FEEDER STRUCTURE OPTION

The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.

MORE INFORMATION ON THE POTOMAC FUNDS

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The Funds' SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN THE SAI FREE OF CHARGE:

Write to:         Potomac Funds
                  P.O. Box 1993
                  Milwaukee, Wisconsin 53201

Call:             (800) 851-0511

By Internet:      www.potomacfunds.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC's Internet web site at http:\\www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York  11530

SEC File Number: 811-8243

                                   PROSPECTUS

                                    [ DATE ]








                                  ADVISOR CLASS









                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                          New York, New York 10110-0001

                                 (800) 851-0511

                                   PROSPECTUS

                                  BROKER CLASS
                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                          New York, New York 10110-0001

                                 (800) 851-0511

                                   PLUS FUNDS
                            Potomac MidCap Plus Fund
                         Potomac Total Market Plus Fund

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    [ Date ]

                                TABLE OF CONTENTS
                                                                     PAGE

OVERVIEW OF THE POTOMAC FUNDS..........................................1
Potomac Funds Objectives...............................................1
Investment Techniques and Policies.....................................1
Principal Risk Factors.................................................2

THE POTOMAC FUNDS......................................................3
Potomac Midcap Plus Fund...............................................3
Potomac Total Market Plus Fund.........................................5

ABOUT YOUR INVESTMENT..................................................7
Your Account...........................................................7
Rule 12b-1 Fees........................................................8
How to Invest in Broker Class Shares of the Potomac Funds..............8
How to Sell Broker Class Shares of the Potomac Funds...................9
Prices of Broker Class Shares of the Potomac Funds.....................9
Account and Transaction Policies.......................................9

ADDITIONAL INFORMATION.................................................10
Management of the Potomac Funds........................................10
Distributions and Taxes................................................11
Master/Feeder Structure Option.........................................11

MORE INFORMATION ON THE POTOMAC FUNDS................................ Back Cover


In deciding whether to invest in the Potomac Funds, you should rely on information in this Prospectus or the Statement of Additional Information (the "SAI"). The Potomac Funds have not authorized others to provide additional information. The Potomac Funds do not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                          OVERVIEW OF THE POTOMAC FUNDS

BROKER CLASS

This Prospectus offers the Broker Class shares of The Potomac Mid Cap Plus Fund and The Potomac Total Market Plus Fund. Broker Class shares are made available exclusively through a participating broker or dealer (Broker).

POTOMAC FUNDS OBJECTIVES

Each of the Potomac Plus Funds is designed to provide a return that is greater than the return provided by its target index when the value of the target index rises. Unlike traditional index funds, each "plus" fund seeks to provide a daily return that is equal to 125% of the daily return of its target index.

FUND                                  INVESTMENT TARGET
Potomac MidCap Plus Fund              125% of the performance of the S&P MidCap 400 IndexTM
Potomac Total Market Plus Fund        125% of the performance of the S&P SuperComposite 1500 IndexTM

As an example, the Potomac MidCap Plus Fund and the Potomac MidCap/Short Fund are targeted to the S&P MidCap 400 Index. If, on a given day, the S&P MidCap 400 Index gains 2%, the MidCap Plus Fund is designed to gain approximately 2.5% (which is equal to 125% of 2%). Conversely, if the S&P MidCap 400 Index loses 1% on a given day, the MidCap Plus Fund is designed to lose 1.25%.

To achieve these results, these Potomac Funds use aggressive investment techniques such as engaging in futures and options transactions. As a result, these Potomac Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. There is no assurance that the Potomac Funds will achieve their objectives.

INVESTMENT TECHNIQUES AND POLICIES

Rafferty Asset Management, LLC (Rafferty), the investment advisor to each Potomac Fund, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. For the Potomac Plus Funds, Rafferty attempts to magnify the daily returns of each Plus Fund's target index. Rafferty generally does not use fundamental securities analysis to accomplish such correlation. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and techniques it employs. As a consequence, if a Fund is performing as designed, the return of the target index will dictate the return for that Fund.

Each Plus Fund invests significantly in futures contracts on stock indexes, options on futures contracts and financial instruments such as options on securities and stock indexes options. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Plus Fund.

Each Potomac Fund is designed to provide daily investment returns that are a multiple of the returns of its target index. While Rafferty attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of a Fund and the performance of its target index), certain factors will tend to cause a Fund's investment results to vary from the stated objective. During periods of market volatility, a Fund may have difficulty in achieving its targeted return on a daily basis due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Fund. A Fund that meets its daily targets over a period of time will not necessarily produce the returns that might be expected in light of the returns of its target index for that period. The difference results from the compounding effect of fluctuations in the market and the use of leverage for the Plus Funds to achieve a Fund's investment objective.

It is the policy of each Potomac Fund to pursue its investment objective regardless of market conditions and not to take defensive positions. A Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its target index. However, because it may be difficult for a Fund to achieve its stated investment objective any time its assets fall below $2 million, Rafferty may invest the assets of any such Fund in short-term U.S. Government securities until the level of net assets is sufficient to permit investment in the desired investments. As a result, such Fund may not achieve its investment objective during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call (888) 976-8662.

PRINCIPAL RISK FACTORS

An investment in any of the Potomac Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve its objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

RISKS OF INVESTING IN EQUITY SECURITIES AND DERIVATIVES

The Funds may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Funds invest will cause the net asset value of the Funds to fluctuate.

RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES

The Funds use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, swap agreements, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, a Fund's short-term performance will reflect such deviation from its target index.

SWAP AGREEMENT RISKS

Each Fund may enter into swap agreements. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

LEVERAGE RISK

Each Potomac Plus Fund employs leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of these Plus Funds and makes them more volatile. The leveraged investment techniques that these Funds employ should cause investors in these Funds to lose more money in adverse environments.

RISK OF POOR TRACKING

Several factors may affect a Fund's ability to achieve its targeted return on a daily basis. During periods of market volatility, a Fund may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by a Fund. A failure to achieve its targeted return on a daily basis may cause a Fund to provide returns over a longer period that are worse than expected.

RISK OF TRADING HALTS

In certain circumstances, an exchange may halt trading in securities held by a Fund. If such trading halts are instituted at the close of a trading day, a Fund will not be able to execute purchase or sales transactions in the specific options or futures contracts affected. In such an event, a Fund also may be unable to accurately price its outstanding contracts. If a Fund is affected by such a halt, it may reject investors' orders for purchases or exchanges received earlier during the business day.

RISK OF EARLY CLOSING

The normal close of trading of securities listed on the Nasdaq Stock Market and the New York Stock Exchange (NYSE) is 4:00 p.m. Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in the trading day, a Fund might incur substantial trading losses.

HIGH PORTFOLIO TURNOVER

Rafferty expects a significant portion of the Potomac Funds' assets to come from professional money managers and investors who use the Funds as part of "asset allocation" and "market timing" investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds' portfolio turnover, forcing realization of substantial capital gains and losses and increasing transaction expenses. In addition, large movements of assets into and out of the Funds may negatively impact their abilities to achieve their investment objectives or their level of operating expenses.

RISK OF NON-DIVERSIFICATION

The Funds are non-diversified, which means that they may invest a high percentage of their assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

                                THE POTOMAC FUNDS

POTOMAC MIDCAP PLUS FUND

OBJECTIVES

The POTOMAC MIDCAP PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the S&P MidCap 400 IndexTM (MidCap Index). If it is successful in meeting its objective, the net asset value of MidCap Plus Fund shares should increase approximately one and a quarter as much as the MidCap Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the MidCap/Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the MidCap Index decline on a given day.

The Potomac MidCap Plus Fund's investment objectives are not fundamental policies and may be changed without shareholder approval.

CORE INVESTMENTS

     In attempting to achieve its' objective, the Potomac MidCap Plus Fund invests directly in the securities of the companies that comprise the MidCap Index. In addition, the POTOMAC MIDCAP PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

The Potomac MidCap Plus Fund, under normal circumstances, invests at least 80% of its net assets in a manner designed to provide investment returns that for the MidCap Plus Fund correspond to 125% of the performance of the MidCap Index, which includes investments in securities of companies that comprise such index, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.

TARGET INDEX

The MidCap Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The MidCap Index is a market-value weighted index and was the first benchmark of midcap stock price movement. As of February 28, 2002, the average market capitalization of the companies included in the S&P MidCap 400 was approximately $2.096 billion. Standard & Poor's is not a sponsor of, or in any way affiliated with, the Potomac Funds.

PRINCIPAL RISKS

The principal risks associated with investing in the Potomac MidCap Plus Fund are discussed in the "Overview" section above under the heading titled "Principal Risk Factors".

ADDITIONAL RISKS

In addition to the principal risks described in the "Overview" section, the Potomac MidCap Plus Fund is also subject to the risks inherent in investments in mid-capitalization companies. Mid Cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, the value of mid cap stocks tends to fluctuate more in price than the stocks of large companies. Further, stocks of mid cap companies could be more difficult to liquidate during market declines compared to the shares of companies with greater capitalization.

PERFORMANCE

This Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns because the Potomac MidCap Plus Fund had not commenced operations prior to the date of this Prospectus. FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the MidCap Plus Fund. Because the Fund's shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2002.

SHAREHOLDER FEES (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases (as a % of offering price)........................................        None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)......         5%*
Wire Redemption Fee.........................................................................................      $15.00

* Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Broker Class shares will convert to Investor Class shares approximately eight years after purchase.

ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets):

                                                              BROKER CLASS*
                                                             MIDCAP PLUS FUND

Management Fees..............................................   0.75%
Distribution (12b-1) Fees**..................................  [1.00%]
Other Expenses...............................................  [0.53%]
                                                               -------
Total Annual Operating Expenses..............................  [2.28%]
                                                               =======

*Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse each Fund's Other Expenses through August 31, 2002 to the extent that the Broker Class' Total Annual Operating Expenses exceed 2.50%. Rafferty may choose to terminate this waiver or revise the limits on total annual operating expenses at any time. If overall expenses fall below these percentage limitations, then such Fund may reimburse Rafferty for such waivers and reimbursements within the following three fiscal years.

EXPENSE EXAMPLE

The Example below is intended to help you compare the cost of investing in the Broker Class of the MidCap Plus Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Broker Class of the Fund for the periods shown and then redeem all of your shares at the end of the periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                     1 YEAR            3 YEARS
                                                     ------            -------
MidCap Plus Fund
     Assuming redemption at end of period........   $     731        $   1,012
     Assuming no redemption......................   $     231        $     712

POTOMAC TOTAL MARKET PLUS FUND

OBJECTIVE

The POTOMAC TOTAL MARKET PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the S&P SuperComposite 1500 Index (S&P 1500 Index). If it is successful in meeting its objective, the net asset value of Total Market Plus Fund shares should increase approximately one and a quarter as much as the S&P 1500 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Total Market Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the S&P 1500 Index decline on a given day.

The Potomac Total Market Plus Fund's investment objective is not a fundamental policy and may be changed by the Potomac Funds' Board of Trustees without shareholder approval.

CORE INVESTMENTS

     In attempting to achieve its objective, the Potomac Total Market Plus Fund invests directly in the securities of the companies that comprise the S&P 1500 Index using a "sampling" technique. Because it would be very expensive and inefficient to buy and sell all securities in the S&P 1500 Index, Rafferty will select from the S&P 1500 Index a representative sample of securities that resemble the Index in terms of risk factors and industry weightings, market capitalization and other characteristics. In addition, the POTOMAC TOTAL MARKET PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

The Total Market Plus Fund, under normal circumstances, seeks to achieve its investment objective by investing in a manner designed to provide investment returns that for the Total Market Plus Fund correspond to 125% of the performance of the S&P 1500 Index, which includes investments in securities of companies that comprise such index, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.

TARGET INDEX

The Standard & Poor's SuperComposite 1500 Index is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P 500 Index, S&P MidCap 400 Index and the S&P 600 SmallCap Index. The S&P 1500 Index is meant to represent the performance of the broad U.S. equities market, consisting of 87% of total U.S. equity market capitalization, including small-, medium- and large-capitalization companies. Standard & Poor's is not a sponsor of, or in any way affiliated with, the Potomac Funds.

PRINCIPAL RISKS

The principal risks associated with investing in the Potomac Total Market Plus Fund are discussed in the "Overview" section above under the heading titled "Principal Risk Factors".

ADDITIONAL RISKS

The Potomac Total Market Plus Fund may invest in medium- and small-capitalization companies, as well as large-capitalization, widely traded companies. Mid- and small-capitalization companies have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, the value of mid cap stocks tends to fluctuate more in price than the stocks of large companies. Further, stocks of small- and mid-capitalization companies would be more difficult to liquidate during market declines companies to the shares of companies with larger capitalization.

PERFORMANCE

This Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns because the Potomac Total Market Plus Fund had not commenced operations prior to the date of this Prospectus.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Total Market Plus Fund. Because the Fund's shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2002.

SHAREHOLDER FEES (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases (as a % of offering price)........................................        None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)......         5%*
Wire Redemption Fee.........................................................................................      $15.00

* Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Broker Class shares will convert to Investor Class shares approximately eight years after purchase.

ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets):

                                                             BROKER CLASS*
                                                          TOTAL MARKET PLUS FUND

Management Fees...........................................       0.75%
Distribution (12b-1) Fees**...............................       1.00%
Other Expenses............................................       0.53%
                                                                 ----
Total Annual Operating Expenses...........................       2.28%
                                                                 ====

*Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse each Fund's Other Expenses through August 31, 2002 to the extent that the Broker Class' Total Annual Operating Expenses exceed 2.75% for the Total Market Plus Fund. Rafferty may choose to terminate this waiver or revise the limits on total annual operating expenses at any time. If overall expenses fall below these percentage limitations, then such Fund may reimburse Rafferty for such waivers and reimbursements within the following three fiscal years.

EXPENSE EXAMPLE

The Example below is intended to help you compare the cost of investing in the Broker Class of the MidCap Plus Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Broker Class of the Fund for the periods shown and then redeem all of your shares at the end of the periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      1 YEAR            3 YEARS
                                                      ------            -------
Total Market Plus Fund
     Assuming redemption at end of period..........  $     731        $   1,012
     Assuming no redemption........................  $     231        $     712


                              ABOUT YOUR INVESTMENT

YOUR ACCOUNT

You may open an account for the Broker Class shares and conduct other Fund transactions through a participating Broker. You will not pay any sales charges at the time you invest but your investment is subject to a contingent deferred sales charge (CDSC). This means that if you sell shares of a Fund within 6 years of purchase, you may have to pay a sales charge of up to 5% on the original purchase value of the shares to be sold. However, you will not be charged a CDSC when you exchange Broker Class shares of one Fund for another. The Funds' Broker Class shares also have ongoing Rule 12b-1 fees of up to 1.00% of their average daily net assets as discussed below.

CONTINGENT DEFERRED SALES CHARGES

The table below lists the different CDSCs that apply if you sell Broker Class shares within 6 years of purchase. The CDSC is calculated by multiplying your original purchase cost by one of the percentages listed in the table. The longer you hold your shares, the less of a CDSC you would pay. You may sell shares after 6 years with no CDSC.

            BROKER CLASS DEFERRED SALES CHARGES

                   SALES DURING                       CDSC ON SHARES BEING SOLD

       1st year.....................................              5%
       2nd year.....................................              4%
       3rd year.....................................              3%
       4th year.....................................              3%
       5th year.....................................              2%
       6th year.....................................              1%
       After 6 Years................................            None

If you buy Broker Class shares through certain designated Brokers with proceeds from the redemption of another mutual fund for which you paid a CDSC (other than a Potomac mutual fund), those Brokers will reimburse to you all or a designated portion of the CDSC. Please contact the Funds' distributor, Rafferty Capital Markets, LLC, to obtain a list of those designated Brokers.

WAIVER OF CDSC

The CDSC for Broker Class shares currently may be waived if the shares are sold:

o     to make certain distributions from retirement plans,

o due to shareholder death or disability (including shareholders who own shares in joint tenancy with a spouse), or

o to close shareholder accounts that do not comply with the low balance account requirements.

CONVERSION OF BROKER CLASS SHARES

If you hold your Broker Class shares for 8 years, we automatically will convert them to Investor Class shares at no cost. In addition, we will convert any Broker Class shares purchased with reinvested dividends or distributions.

At the time of the conversion, you will receive Investor Class shares in an amount equal to the value of your Broker Class shares. Because both classes have different prices, you may receive more or less Investor Class shares after the conversion. However, the dollar amount converted will not change so that you have not lost any money due to the conversion.

RULE 12B-1 FEES

The Funds have adopted a distribution plan under Rule 12b-1 for the Broker Class shares. The plan allows the Funds to pay distribution and sales fees for the sale of the Funds' shares and for other shareholder services. Because these fees are paid out of the Broker Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the plan, the annual fees may amount to up to 1.00% of the Broker Class' average daily net assets. The Potomac Funds' Board of Trustees has authorized each Fund to pay Rule 12b-1 fees equal to 1.00% of the average daily net assets of the Broker Class.

HOW TO INVEST IN BROKER CLASS SHARES OF THE POTOMAC FUNDS

You may invest in the Broker Class of the Funds through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed or company sponsored retirement plans or other products as available from your Broker. Applications and descriptions of any service fees for retirement or other accounts are available from your Broker.

MINIMUM INVESTMENT

The minimum initial and subsequent investments set forth below may be invested in as many of The Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Funds. For example, if you decide to invest $10,000 in three of the Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.

                                      MINIMUM INITIAL INVESTMENT            SUBSEQUENT INVESTMENT
Regular Accounts......................         $  10,000                          $   1,000
Retirement Accounts...................         $  10,000                          $       0

TO PURCHASE BROKER CLASS SHARES

o     Contact your Broker.

o Your Broker will help you complete the necessary paperwork, mail your Account Application to The Potomac Funds and place your order to purchase Broker Class shares of the Funds.

o Cash, credit cards, credit card checks and third-party checks will not be accepted by the Funds.

o     All purchases must be made in U.S. dollars through a U.S. bank.

o If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

HOW TO EXCHANGE BROKER CLASS SHARES OF THE POTOMAC FUNDS

You may exchange Broker Class shares of your current Fund(s) for Broker Class shares of any other Fund without any charges. To make an exchange:

o     Contact your Broker.

o Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

o The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

o You must exchange at least a $1,000 or, if your account value is less than that, your entire account balance will be exchanged.


HOW TO SELL BROKER CLASS SHARES OF THE POTOMAC FUNDS

You may sell all or part of your investment in the Funds at the next determined net asset value after the Funds have received your order from your Broker.

TO SELL BROKER CLASS SHARES

o     Contact your Broker.

o     He or she will place your order to sell Broker Class shares of the Funds.

o Payment can be directed to your advisory account normally within three days after your Broker places your order.

o For investments that have been made by check, payment on sales requests may be delayed until The Potomac Funds' Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 business days.


PRICES OF BROKER CLASS SHARES OF THE POTOMAC FUNDS

A Fund's share price is known as its net asset value (NAV). For all of the Funds, the Broker Class share prices are calculated fifteen minutes after the close of regular trading, usually as of 4:15 p.m. Eastern time, each day the NYSE is open for business. Share price is calculated by dividing a class' net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

         o equity securities, OTC securities, options and futures are valued at their last sales price, or if not available, the average of the last bid and ask prices,

         o    options on futures are valued at their closing price,

         o short-term debt securities and money market securities are valued using the "amortized" cost method, and

         o securities for which a price is unavailable will be valued at fair value estimates by the investment advisor under the supervision of the Board of Trustees.


ACCOUNT AND TRANSACTION POLICIES

ORDER POLICIES

You may buy and sell Broker Class shares of the Funds at their NAV computed after your order has been received in good order. PURCHASE AND SELL ORDERS WILL BE PROCESSED THE SAME DAY AT THAT DAY'S NAV IF YOUR REQUEST IS RECEIVED BY 3:55 P.M. EASTERN TIME. The Funds will not accept and process any orders for that day received after these times.

There are certain times when you may be unable to sell Broker Class shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of their assets or sell their holdings. The Funds reserve the right to reject any purchase order or suspend offering of their shares.

TELEPHONE TRANSACTIONS

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

SIGNATURE GUARANTEES

In certain instances when you sell Broker Class shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. Your signature must be guaranteed under the following circumstances:

o     if your account registration or address has changed in the last 30 days,

o if the proceeds of your sale are mailed to an address other than the one listed with the Funds,

o     if the proceeds are payable to a third party,

o     if the sale is greater than $100,000,

o     if the wire instructions on the account are being changed, or

o if there are other unusual situations as determined by the Funds' Transfer Agent.

LOW BALANCE ACCOUNTS

If your total account balance falls below $10,000, then we may sell your Broker Class shares of the Funds. We will inform you in writing 30 days prior to selling Broker Class shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell Broker Class shares and send you the proceeds. We will not sell Broker Class shares if your account value falls due to market fluctuations.

                             ADDITIONAL INFORMATION

MANAGEMENT OF THE POTOMAC FUNDS

Rafferty provides investment services to the Funds. Rafferty attempts to manage the investment of the Funds' assets consistent with their investment objectives, policies and limitations. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York, New York 10110-0001.

Under an investment advisory agreement between the Potomac Funds and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds' daily net assets. The fees charged and the contractual fees are the same.

                                                          ADVISORY FEES CHARGED

Plus Funds............................................            0.75%

An investment committee of Rafferty employees has the day-to-day responsibility for managing the Potomac Funds.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Each Fund distributes dividends from its net investment income annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.

Each Fund also distributes any realized net capital gains annually. A Fund has capital gains when it sells its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

Dividends and capital gain distributions will be reinvested automatically at NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Potomac Fund account at that Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

TAXES

The following table illustrates the potential tax liabilities for taxable accounts:

                  TYPE OF TRANSACTION                                     TAX STATUS*
Dividend distribution................................          Ordinary income rate
Distribution of net short-term capital gains.........          Ordinary income rate
Distribution of net long-term capital gains..........          Long-term capital gains rate
Sale or exchange of Fund shares owned for more
  than one year......................................          Long-term capital gains or losses
Sale or exchange of Fund shares owned for one
  year or less.......................................                   Gains  are  taxed at the same  rate
                                                               as  ordinary  income;  losses are subject to
                                                               special rules

*  Tax  consequences  for  tax-deferred   retirement   accounts  or  non-taxable
shareholders may be different. You should consult your tax specialist for more information about your personal situation.

If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 30% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 30% of your dividends and other distributions. Any tax withheld may be applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Funds by the IRS.

MASTER/FEEDER STRUCTURE OPTION

The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the

Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.

                      MORE INFORMATION ON THE POTOMAC FUNDS

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The Funds' SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN THE SAI FREE OF CHARGE:

Write to:         Potomac Funds
                  P.O. Box 1993
                  Milwaukee, Wisconsin 53201

Call:             (800) 851-0511

By Internet:      www.potomacfunds.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC's Internet web site at http:\\www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York  11530

SEC File Number: 811-8243

                                   PROSPECTUS

                                    [ DATE ]








                                  BROKER CLASS









                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                          New York, New York 10110-0001

                                 (800) 851-0511

                                  POTOMAC FUNDS

       POTOMAC MIDCAP PLUS FUND               POTOMAC MIDCAP/SHORT FUND
   POTOMAC TOTAL MARKET PLUS FUND             POTOMAC TOTAL MARKET/SHORT FUND


                       STATEMENT OF ADDITIONAL INFORMATION

         100 South Royal Street               500 Fifth Avenue, Suite 415
       Alexandria, Virginia 22314             New York, New York 10110

                                 (800) 851-0511

The Potomac Funds (the "Trust") is a management investment company, or mutual fund, which currently offers to the public fourteen separate investment portfolios. THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") RELATES TO THE INVESTOR CLASS, THE ADVISOR CLASS, AND THE BROKER CLASS OF THE POTOMAC MIDCAP FUNDS AND THE POTOMAC TOTAL MARKET FUNDS (THE "FUNDS").

The Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. The Funds are not designed for inexperienced or less sophisticated investors. An important feature of the Trust is that it primarily consists of pairs of Funds, each of which attempts to provide targeted returns to a specific index on a given day. The "plus" fund attempts to provide investment results that correlate to its target index, while the "short" fund attempts to provide investment results that are opposite of the return of its target index. In particular, the Funds below seek the following investment results as compared to their target indices:

FUND                                    INVESTMENT TARGET
Potomac MidCap Plus Fund                125% of the  performance of the S&P 400 MidCap Index(TM)
Potomac MidCap/Short Fund               Inverse (opposite) of the S&P 400 MidCap IndexTM

Potomac Total Market Plus Fund          125% of the performance of the S&P SuperComposite 1500 Index
Potomac Total Market/Short Fund         Inverse (opposite) of the S&P SuperComposite 1500 Index


This SAI, dated [ ], 2002, is not a prospectus. It should be read in conjunction with the Funds' Prospectuses dated [ ], 2002. To receive a copy of the Prospectuses without charge, write to or call the Trust at the address or telephone number listed above.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

CLASSIFICATION OF THE FUNDS...................................................1

INVESTMENT POLICIES AND TECHNIQUES............................................2

  American Depository Receipts ("ADRs").......................................2
  Illiquid Investments and Restricted Securities..............................2
  Indexed Securities..........................................................3
  Investments in Other Investment Companies...................................4
  Options, Futures and Other Strategies.......................................4
  Repurchase Agreements......................................................10
  Short Sales................................................................12
  U.S. Government Securities.................................................12
  Other Investment Risks and Practices.......................................13

INVESTMENT RESTRICTIONS......................................................15

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................17

MANAGEMENT OF THE TRUST......................................................18

  Trustees and Officers......................................................18
  Five Percent Shareholders..................................................22
  Investment Advisor.........................................................22
  Fund Administrator, Fund Accountant, Transfer Agent and Custodian..........23
  Distributor................................................................24
  Distribution Plans.........................................................24
  Independent Certified Public Accountants...................................24

DETERMINATION OF NET ASSET VALUE.............................................24

PURCHASES AND REDEMPTIONS....................................................25

  Retirement Plans...........................................................25
  Redemptions by Telephone...................................................26
  Redemption in Kind.........................................................26

EXCHANGE PRIVILEGE...........................................................27

CONVERSION OF BROKER CLASS SHARES............................................27

PERFORMANCE INFORMATION......................................................28

  Comparative Information....................................................28
  Total Return Computations..................................................29

SHAREHOLDER AND OTHER INFORMATION............................................30

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES.....................................31

  Dividends and Other Distributions..........................................31
  Taxes......................................................................31

                                THE POTOMAC FUNDS

The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently offers fourteen series to the public. This SAI relates to the following four series: the Potomac MidCap Plus Fund ("MidCap Plus Fund"), the Potomac MidCap/Short Fund ("MidCap Short Fund"), the Potomac Total Market Plus Fund ("Total Market Plus Fund") and the Potomac Total Market/Short Fund ("Total Market/Short Fund"). The Trust may offer additional series to the public in the future.

The Funds currently offer three classes of shares: Investor Class, Advisor Class and Broker Class:

   o Investor Class shares are designed for sale directly for investors without a sales charge.

   o Advisor Class shares are made available through investment advisers, banks, trust companies or other authorized representatives without a sales charge but are subject to a 1.00% distribution and service fee.

   o Broker Class shares are sold through brokers and dealers and are subject to a 5% maximum contingent deferred sales charge ("CDSC") declining over a six-year period.

The Funds are designed principally for experienced investors seeking an asset allocation vehicle. The Funds provide investment exposure to various securities markets. Each Fund seeks investment results that correspond on a given day to a specific target index. The terms "plus" and "short" in the Funds' names are not intended to refer to the duration of the Funds' investment portfolios. The Funds may be used independently or in combination with each other as part of an overall strategy.

                           CLASSIFICATION OF THE FUNDS

Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. A Fund is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

A Fund's classification as a "non-diversified" series means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

                       INVESTMENT POLICIES AND TECHNIQUES

The Funds may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objective.

CORE INVESTMENTS
----------------

In general, the Funds invest at least 80% of their net assets (plus any borrowings for investment purposes) in a manner designed to provide daily investment returns for the Plus Funds that correspond to 125% of their respective target indices and for the Short Funds that correspond inversely to their respective target indices.

AMERICAN DEPOSITORY RECEIPTS ("ADRS")
-------------------------------------

All of the Funds may invest in ADRs and may sell ADRs short.

ADRs are dollar denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES
----------------------------------------------

Each Fund may purchase and hold illiquid investments. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Board of Trustees ("Board" or "Trustees") or Rafferty Asset Management, LLC ("Rafferty"), the Funds' investment adviser, has determined under Board-approved guidelines are liquid. None of the Funds, however, currently anticipates investing in such restricted securities.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

INDEXED SECURITIES
------------------

Each Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
-----------------------------------------

Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations.

OPTIONS, FUTURES AND OTHER STRATEGIES
-------------------------------------

GENERAL. Each Fund may use certain options (both traded on an exchange and OTC), futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, a Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

In addition to the instruments, strategies and risks described below and in the Prospectuses, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund's investment objective and permitted by a Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectuses or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place which, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (E.G., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

COVER. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the Amex Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Funds only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

If a Fund enters into futures contracts or options on futures contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, I.E., exercise price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Fund's assets that are at risk in futures contracts and options on futures contracts.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

COMBINED POSITIONS. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

REPURCHASE AGREEMENTS
---------------------

Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

Each Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

SWAP AGREEMENTS
---------------

The Funds may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement generally will equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

SHORT SALES
-----------

Each Fund may engage in short sale transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, the Fund will: (1) maintain an account containing cash or liquid assets at such a level that the amount deposited in the account plus that amount deposited with the broker as collateral will equal the current value of the stock sold short and; or (2) otherwise cover the Fund's short position.

U.S. GOVERNMENT SECURITIES
--------------------------

The Funds may invest in U.S. Government Securities in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, the Federal National Mortgage Association ("Fannie Mae"), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association.

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of a Fund's portfolio investments in these securities.

OTHER INVESTMENT RISKS AND PRACTICES
------------------------------------

BORROWING. The Funds may borrow money for investment purposes, which is a form of leveraging. However, the Short Funds currently do not intend to engage in such investments. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund's net asset value and on a Fund's investments. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

The Funds may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, each Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. Each Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

LENDING PORTFOLIO SECURITIES. Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. Each Fund currently has no intention of lending its portfolio securities.

PORTFOLIO TURNOVER. The Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, frequently will redeem Fund shares, as well as exchange their Fund shares for shares of other Funds. A Fund may have to dispose of certain portfolio investments to maintain sufficient liquid assets to meet such redemption and exchange requests, thereby causing a high portfolio turnover. Because each Fund's portfolio turnover rate depends largely on the purchase, redemption and exchange activity of its investors, it is difficult to estimate each Fund's actual turnover rate.

A Fund's portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund's investments may have a remaining maturity of less than one year; in that case, the portfolio turnover rate for that period would be equal to zero. However, each Fund's portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

TRACKING ERROR
--------------

Several factors may affect the Funds' ability to track the performance of their applicable indices. Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Fund and securities not included in the target index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform a Fund's portfolio holdings to comply with that Fund's investment restrictions or policies, or regulatory or tax law requirements; and
(7) market movements that run counter to a leveraged Fund's investments (which will cause divergence between the Fund and its target index over time due to the mathematical effects of leveraging).

While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Fund's short-term performance will reflect such deviation from its target index.

In the case of the Funds whose net asset values are intended to move inversely from their target indices (the MidCap/Short Fund and Total Market/Short Fund) the factor of compounding also may lead to tracking error. Even if there is a perfect inverse correlation between a Fund and the return of its applicable target index on a daily basis, the symmetry between the changes in the benchmark and the changes in the Fund's net asset value can be altered significantly over time by a compounding effect. For example, if a Fund achieved a perfect inverse correlation with its target index on every trading day over an extended period and the level of returns of that index significantly decreased during that period, a compounding effect for that period would result, causing an increase in the Fund's net asset value by a percentage that is somewhat greater than the percentage that the index's returns decreased. Conversely, if a Fund maintained a perfect inverse correlation with its target index over an extended period and if the level of returns of that index significantly increased over that period, a compounding effect would result, causing a decrease of the Fund's net asset value by a percentage that would be somewhat less than the percentage that the index returns increased.

                             INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectuses, each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

EACH FUND HAS ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT POLICY that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

         Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

EACH FUND HAS ADOPTED THE FOLLOWING INVESTMENT LIMITATIONS:

A Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

2.   Underwrite securities of any other issuer.

3.   Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except
     (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations No. 5 and (3) the Funds may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for the Funds, Rafferty seeks best execution of trades either (1) at the most favorable price and efficient execution of transactions or (2) with respect to agency transactions, at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and Rafferty from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty may use research and services provided to it by brokers in servicing all the Funds; however, not all such services may be used by Rafferty in connection with a Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty's investment advisory fee to be paid by the Funds.

Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS
---------------------

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all of the Funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual's business address is 500 Fifth Avenue, Suite 415, New York, New York, 10110.

                                  Position, Term of Office                   Principal Occupation
                                     and Length of Time                      During Past Five Years
      Name (age)                   Served With the Trust                    And Current Directorship
      ----------                  ------------------------                  ------------------------
INTERESTED TRUSTEES               TERM:   Lifetime of
-------------------               ----    Trust until
                                  removal or resignation

Lawrence C. Rafferty*             Chief Executive Officer,       Chairman and Chief Executive Officer
(59)                              Chairman of the Board          of Rafferty, 1997-present; Chief
                                  Trustees since 1997            Executive Officer of Rafferty Companies,
                                                                 LLC, 1996-present; Chief Executive
                                                                 Officer of Cohane Rafferty Securities,
                                                                 Inc., 1987-present (investment banking);
                                                                 Chief Executive Officer of Rafferty
                                                                 Capital Markets, Inc., 1995-present;
                                                                 Trustee of Fairfield University.

Jay F. Higgins* (56)              Trustee since 1997             Managing Partner of CloverLeaf Partners,
411 West Putnam Street                                           Inc., 1992-1997 (investment banking).
Suite #304
Greenwich, CT 06830



                                      -18-


                                  Position, Term of Office                   Principal Occupation
                                     and Length of Time                      During Past Five Years
      Name (age)                   Served With the Trust                    And Current Directorship
      ----------                  ------------------------                  ------------------------

DISINTERESTED TRUSTEES           TERM:    Lifetime of Trust
----------------------           -----    until removal or
                                 resignation


Daniel J. Byrne (57)              Trustee since 1997             President and Chief Executive Officer of Byrne
4 Hobart Lane                                                    Securities Inc., 1992-present; Partner of Byrne
Westhampton Beach, NY 11978                                      Capital Management LLP, 1996-present; Trustee,
                                                                 The Opening Word Program, Wyandanch, New York.

Richard G. Jackson (54)           Trustee since 2001             Private Investor.
P.O. Box 2088
Stefauket, NY  11733

Gerald E. Shanley III (57)        Trustee since 1997             Business Consultant, 1985-present; Trustee of
12 First Street                                                  Estate of Charles S. Payson, 1987-present.
Pelham, NY 10803

OFFICERS                          TERM:  One year
--------                          ----

Daniel D. O'Neill (34)            President since 1999           Managing Director of Rafferty, 1999-present;
                                                                 Portfolio Manager, Hermitage Capital
                                                                 Management, 1998-1999; Associate, Akin, Gump,
                                                                 Strauss, Hauer & Feld, LLP, 1995-1998.

Timothy P. Hagan (59)             Vice President since 2001;     Vice President of Rafferty, 1997-present; Vice
100 S. Royal Street               Chief Financial Officer        President of PADCO Advisors, 1993-1997.
Alexandria, VA 22314              1997-2001

Philip A. Harding (58)            Senior Vice President since    Vice President of Rafferty, 1997-present; Vice
                                  1997                           President of Commerzbank (USA), 1995-1997.

Mark D. Edwards (44)              Chief Financial Officer        Vice President of Rafferty, 1997 to present;
100 S. Royal Street               since  2001; Vice President    President & Co-Founder of Systems Management
Alexandria, VA 22314              1997-2001                      Group, 1990-1997.



                                      -19-


                                  Position, Term of Office                   Principal Occupation
                                     and Length of Time                      During Past Five Years
      Name (age)                   Served With the Trust                    And Current Directorship
      ----------                  ------------------------                  ------------------------

Stephen P. Sprague (52)           Treasurer,                     Vice President and Chief Financial Officer of
                                  Controller and Assistant       Rafferty, 1997-present; Chief Financial Officer
                                  Secretary since 1997           of Rafferty Companies, LLC, 1994-present.

Robert J. Zutz (48)               Secretary since 1997           Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave.
Washington, DC 20036

Eric W. Falkeis (28)              Assistant Secretary since      Vice President, U.S. Bancorp Mutual Fund
615 East Michigan Street          1997                           Services LLC, 1997-present; Audit Senior
Milwaukee, WI 53202                                              with PricewaterhouseCoopers LLP, 1995-1997.


-----------------

     *Mr. Rafferty and Mr. Higgins are affiliated with Rafferty.

The Trust has an Audit Committee, consisting of Messrs. Byrne, Jackson and Shanley. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits.

The Trust also has a nominating committee, consisting of Messrs. Byrne, Jackson and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The nominating committee also evaluates and nominates Board member candidates.

The following table shows the amount of equity securities in all of the Potomac Funds owned by the Trustees as of the calendar year ended December 31, 2001:

----------------------- --------------- ------------- --------------------- ------------------- ----------------------
DOLLAR RANGE OF         INTERESTED                    DISINTERESTED
EQUITY SECURITIES       TRUSTEES:                     TRUSTEES:
OWNED:
----------------------- --------------- ------------- --------------------- ------------------- ----------------------
                        Lawrence C.     Jay Higgins   Daniel  J. Byrne      Richard Jackson     Gerald E. Shanley III
                        Rafferty


----------------------- --------------- ------------- --------------------- ------------------- ----------------------
Aggregate Dollar        Over $100,000   $ 0           $50,000 - $100,00     $ 0                 $ 0
Range of Equity
Securities in the
Potomac Funds
----------------------- --------------- ------------- --------------------- ------------------- ----------------------

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Fund for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended August 31, 2001.

------------------------------- -------------------- -------------------------- -------------------- ----------------------

                                                      Pension or Retirement                               Aggregate
                                     Aggregate         Benefits Accrued As        Estimated Annual      Compensation From
                                   Compensation        Part of the Trust's          Benefits Upon       the Trust Paid to
   Name of Person, Position       From the Trust            Expenses                 Retirement           the Trustees
   ------------------------       --------------            --------                 ----------           ------------
------------------------------- -------------------- -------------------------- -------------------- ----------------------
INTERESTED TRUSTEES

Lawrence C. Rafferty                    $0                      $0                      $0                    $0

Jay F. Higgins                        $8,000                    $0                      $0                  $8,000

DISINTERESTED TRUSTEES

Daniel J. Byrne                       $8,000                    $0                      $0                  $8,000

Richard G. Jackson*                     $0                      $0                      $0                    $0

Gerald E. Shanley III                 $8,000                    $0                      $0                  $8,000

------------------------------- -------------------- -------------------------- -------------------- ----------------------
*Mr. Jackson was elected to the Board of Trustees on October 4, 2001.

FIVE PERCENT SHAREHOLDERS
-------------------------

Prior to the date of this SAI, the Funds have not been offered to the public and do not have current shareholders.

INVESTMENT ADVISOR
------------------

Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York 10110, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997.

Under an Investment Advisory Agreement between the Trust, on behalf of the Funds, and Rafferty ("Advisory Agreement"), Rafferty provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectuses. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty the following fee at an annual rate based on its average daily net assets of:

              Plus Funds                    0.75%
              Short Funds                   0.90%


Rafferty has voluntarily agreed to reimburse the Investor Class Funds for other expenses through August 31, 2002 to the extent that the Investor Class Funds' total annual operating expenses exceed 1.75% for the Investor Class Plus Funds and 1.95% for the Investor Class Short Funds. In addition, Rafferty has voluntarily agreed to reimburse the Advisor Class Funds for other expenses through August 31, 2002 to the extent that the Advisor Class Funds' total annual operating expenses exceed 2.75% for the Advisor Plus Funds and 2.95% for the Advisor Class Short Funds. In addition, Rafferty has voluntarily agreed to reimburse the Broker Class Funds for other expenses through August 31, 2002 to the extent that the Broker Class Funds' total annual operating expenses exceed 2.50% for the Broker Class Plus Funds. If overall expenses fall below these percentage limitations, then the Investor Class Funds, Advisor Class Funds or Broker Class Funds may reimburse Rafferty within the following three fiscal years.

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund, in compliance with the 1940 Act. In renewing the Advisory Agreement, the Trustees considered, among other matters: (1) the nature and quality of services provided by Rafferty, including investment performance; (2) the cost to Rafferty in providing its services and its profitability; (3) whether the Funds and their shareholders benefit from any economies of scale; (4) whether Rafferty receives fall-out benefits that should be taken into consideration in negotiating the fee; and (5) the fees paid by comparable investment companies.

The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or Rafferty.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty and the distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.


FUND ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT AND CUSTODIAN
-----------------------------------------------------------------

U.S. Bancorp Fund Services, previously known as Firstar Mutual Fund Services, LLC ("Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 615 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, provides custodian services to the Funds.

Pursuant to an Administration Servicing Agreement ("Service Agreement") between the Trust and the Administrator, the Administrator provides the Trust with
administrative   and  management   services  (other  than  investment   advisory
services). As compensation for these services, the Trust pays the Administrator a fee based on the Funds' average daily net assets of .09% of the first $1 billion, .08% of the next $1 billion of the Funds' average daily net assets, ..07% of the next $1 billion of the Funds' average daily net assets, .06% of the next $1 billion of the Funds' average daily net assets and .05% of the remaining balance, subject to an overriding minimum of $250,000.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Mutual Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the Funds' average daily net assets of .09% of the first $500 million, .05% of the next $500 million of the Funds' average daily net assets and .025% of the remaining balance, subject to an overriding minimum of $320,000.

The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank, N.A. also serves as the Custodian of the Funds' assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds' portfolios.

DISTRIBUTOR
-----------

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2001, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust.

DISTRIBUTION PLANS
------------------

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted separate plans for the Investor Class ("Investor Class Plan"), the Advisor Class ("Advisor Class Plan") and the Broker Class ("Broker Class Plan") of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of that Class' shares and the servicing and maintenance of existing Class shareholder accounts. Pursuant to each Plan, a Fund may pay up to 1.00% of its average daily net assets. However, for the Investor Class Plan, the Board has authorized each Fund to pay distribution and services fees only in an amount equal to the difference between a Fund's total annual operating expenses and the contractual limit on total annual operating expenses of 1.75% for the Plus Funds and 1.95% for the Short Funds.

Each Plan was approved by the Trustees and the Independent Trustees of the Funds. In approving each Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
----------------------------------------

Ernst & Young, LLP, 111 East Kilbourn Avenue, Milwaukee, Wisconsin 53202, are the independent certified public accountants for the Trust.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of the Funds is determined separately daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The NYSE is not open on New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A security listed or traded on an exchange, domestic or foreign, or the Nasdaq Stock Market, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which the Adviser has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. Dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

For purposes of determining net asset value per share of a Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular commodity.

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Adviser or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

                            PURCHASES AND REDEMPTIONS

RETIREMENT PLANS
----------------

Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish an individual retirement account ("IRA"). An individual may make limited contributions to an IRA of up to $3,000 per year (or $6,000, if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Funds. The Internal Revenue Code of 1986, as amended ("Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose earnings (together with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA"; although contributions to these new types of IRAs are nondeductible, withdrawals from them will not be taxable under certain circumstances. An IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans.

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

REDEMPTIONS BY TELEPHONE
------------------------

Shareholders may redeem shares of the Funds by telephone. When acting on verbal instructions believed to be genuine, the Trust, Adviser, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Adviser, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

REDEMPTION IN KIND
------------------

A Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

RECEIVING PAYMENT
-----------------

Payment of redemption proceeds will be made within seven days following a Fund's receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

     A redemption request will be considered to be received in "good order" if:

   o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

   o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

   o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

   o the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Mutual Funds Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which the NYSE, the Nasdaq, the CME, or the CBOE, or the Federal Reserve Bank of New York, as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, the Nasdaq, the CME, the CBOE, as appropriate, is restricted. In addition, the rights of redemption may be suspended or the date of payment postponed for any Fund for a period during which an emergency exists so that disposal of the Fund's investments or the determination of its net asset value is not reasonably practicable or for such periods as the SEC, by order, may permit for protection of a Fund's investors.


                               EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or
(2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectuses and below. Telephone requests for an exchange received by a Fund before the close of regular trading on the NYSE will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon 60 days' notice.

                        CONVERSION OF BROKER CLASS SHARES

Broker Class shares of a Fund automatically will convert to Investor Class shares of that Fund, based on the relative net asset values per share of the two classes, eight years after the end of the month in which the shareholder's order to purchase those Broker Class shares was accepted. For the purpose of calculating the holding period required for conversion of Broker Class shares, the date of initial issuance shall mean (i) the date on which the Broker Class shares were issued or (ii) for Broker Class shares obtained through an exchange, or a series of exchanges, the date on which the original Broker Class shares were issued. For purposes of conversion to Investor Class shares, Broker Class shares purchased through the reinvestment of dividends and other distributions paid in respect of Broker Class shares will be held in a separate sub-account. Each time any Broker Class shares in the shareholder's regular account (other than those in the sub-account) convert to Investor Class shares, a pro rata portion of the Broker Class shares in the sub-account will also convert to Investor Class shares. The portion will be determined by the ratio that the shareholder's Broker Class shares converting to Investor Class shares bears to the shareholder's total Broker Class shares not acquired through dividends and other distributions.

The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Investor Class shares and Broker Class shares will not result in "preferential dividends" under the Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Broker Class shares would not be converted and would continue to be subject to the higher ongoing expenses of the Broker Class shares beyond eight years from the date of purchase. The Adviser has no reason to believe that this condition for the availability of the conversion feature will not be met.

                             PERFORMANCE INFORMATION

From time to time, each Fund may advertise its average annual total return and compare its performance to that of other mutual funds with similar investment objectives and to relevant indices. Performance information is computed separately for those Funds in accordance with the methods discussed below.

Each Fund may include the total return of its classes in advertisements or other written material. When a Fund advertises the total return of its shares, it will be calculated for the one-, five- and ten-year periods or, if such periods have not yet elapsed, the period since the establishment of that Fund. Each Fund's performance data quoted in reports, advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value for each Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs.

COMPARATIVE INFORMATION
-----------------------

From time to time, each Fund's performance may be compared with recognized stock and other indices, such as the S&P SuperComposite 1500 IndexTM ("S&P 1500 Index") and the Standard & Poor's 400 MidCap IndexTM ("S&P 400 Index"), and various other domestic, international or global indices. The S&P 1500 Index is a broad index of common stock prices, while the S&P 400 represents the mid cap segment of the market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or operating expenses.

In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment objectives, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Since the assets in all mutual funds are always changing, a Fund may be ranked within one Lipper asset-size class at one time and in another Lipper asset-size class at some other time. Footnotes in advertisements and other marketing literature will include the time period and Lipper asset-size class, as applicable, for the ranking in question. Performance figures are based on historical results and are not intended to indicate future performance.

TOTAL RETURN COMPUTATIONS
-------------------------

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Such average annual total return quotes for the Funds are calculated according to the following formula:

                                   P(1+T)n=ERV

         Where:       P  =   a hypothetical initial payment of $1,000
                      T  =   average annual total return
                      n  =   number of years (either 1, 5 or 10)
                    ERV  =   ending redeemable value of a hypothetical
                             $1,000 payment made at the beginning of the 1, 5 or 10 year periods, as applicable, at the end of that period

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods or a shorter period dating from the commencement of a Fund's operations. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Additionally, in calculating the ending redeemable value for the Broker Class shares, the applicable CDSC will be deducted. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

From time to time, each Fund also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example, in comparing the total return of a Fund with data published by Lipper or with market indices, each Fund calculates its aggregate total return for the specified periods of time by assuming an investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

AVERAGE ANNUAL TOTAL RETURN (after Taxes on Distributions) - A Fund's quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

               P(1 + T)(n) = ATV(D)

Where:
           "P"       =   represents a hypothetical initial investment of $1,000;
           "T"       =   represents average annual total return;
           "n"       =   represents the number of years; and
           "ATV(D)"  =   represents the ending value of the hypothetical initial
                         investment after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATV(D) will be adjusted to reflect the effect of any absorption of Fund expenses by the Investment Adviser.

AVERAGE ANNUAL TOTAL RETURN (after Taxes on Distributions and Redemption) - A Fund's quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

               P (1+ T)(n) = ATV(DR)

Where:
           "P"       =   represents a hypothetical initial investment of $1,000;
           "T"       =   represents average annual total return;
           "n"       =   represents the number of years; and
           "ATV(DR)" =   represents   the   ending  redeemable   value  of   the
                         hypothetical   initial   investment   after   taxes  on
                         distributions  and  redemption.   Dividends  and  other
                         distributions are assumed to be reinvested in shares at
                         the prices in effect on the reinvestment dates. ATV(DR)
                         will  be   adjusted   to  reflect  the  effect  of  any
                         absorption of Fund expenses by the Investment Adviser.


                        SHAREHOLDER AND OTHER INFORMATION

SHAREHOLDER INFORMATION
-----------------------

Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each class of each Fund have equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or a Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.


                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS
---------------------------------

Dividends from net investment income and any distributions of realized net capital gains are as described in the Prospectuses under "Distributions and Taxes." All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

TAXES
-----

REGULATED INVESTMENT COMPANY STATUS. Each Fund is treated as a separate corporation for Federal income tax purposes and intends to qualify as a regulated investment company under Subchapter M of the Code ("RIC"). If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income and net short-term capital gains, determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities
("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although each Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that each Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that such a Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by such other Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

If a Fund failed to qualify for treatment as a RIC any taxable year, (1) it would be taxed on the full amount of its taxable income, including net capital gain, for that year at corporate income tax rates (up to 35%) without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

GENERAL. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends distributed by a Fund (including distributions of net short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 38.6% for individuals), regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of a Fund's net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder's sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another Fund generally will have similar consequences.

DISTRIBUTIONS TO FOREIGN SHAREHOLDERS. Dividends a Fund pays to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or any applicable lower treaty rate). An investor claiming to be a foreign shareholder will be required to provide a Fund with supporting documentation in order for the Fund to apply a reduced withholding rate or exemption from withholding. Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

DERIVATIVES STRATEGIES. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith.

Gains from options and futures a Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

Certain options (including listed options on "broad-based" stock indices) and futures in which the Funds may invest may be "section 1256 contracts." Section 1256 contracts a Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are positions in personal property. Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (I.E., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to distributions there from.

                                THE POTOMAC FUNDS

                            PART C OTHER INFORMATION


Item 23.          EXHIBITS

                  (a)               Declaration of Trust*

                  (b)               By-Laws*

                  (c)               Voting trust agreement - None

                  (d)(i)(A)         Form of Investment Advisory Agreement**

                      (i)(B) Amendment to Schedule A to Investment Advisory Agreement - to be filed

                      (ii)(A)       Form of Fund Administration Servicing
                                    Agreement**

                      (ii)(B) Addendum to Fund Administration Servicing Agreement - to be filed

                  (e)(i) Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc.***

                      (ii)          Form of Dealer Agreement+++

                  (f)               Bonus, profit sharing contracts - None

                  (g)(i)            Form of Custodian Agreement**

                     (ii)           Addendum to Custodian Agreement - to be
                                    filed

                  (h)(i)(A)         Form of Transfer Agent Agreement**

                      (i)(B) Addendum to Transfer Agent Agreement - to be filed

                      (ii)(A)       Form of Fund Accounting Servicing
                                    Agreement**

                      (ii)(B) Addendum to Fund Accounting Servicing Agreement - to be filed

                      (iii)         Form of Fulfillment Servicing Agreement**

                  (i)               Opinion and consent of counsel - To be filed

                  (j)(i)            Consent of Independent Auditors - Not
                                    applicable

                  (k)               Financial statements omitted from prospectus
                                    - None

                  (l)               Letter of investment intent**

                  (m)(i)            Investor Class Plan pursuant to Rule
                                    12b-1+++

                     (ii) Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1 - to be filed

                     (iii)          Advisor Class Plan pursuant to Rule 12b-1+++

                     (iv) Amended Schedule A to Adviser Class Plan pursuant to Rule 12b-1 - to be filed

                     (v)            Broker Class Plan pursuant to Rule 12b-1+++

                     (vi) Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1 - to be filed

                  (n)               Plan pursuant to Rule 18f-3+++

                  (o)               Reserved

                  (p) Code of Ethics of the Potomac Funds, Potomac Insurance Trust and Rafferty Asset Management, LLCo

-------

* Incorporated herein by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

** Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

*** Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

++ Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.

+ + + Incorporated herein by reference from the Post-effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 15, 1999 via EDGAR, Accession No. 0000898432-99-001069.

o Incorporated herein by reference from the Post-effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2000 via EDGAR, Accession No.
0000898432-00-000874

Item 24.          Persons Controlled by or under
                  Common Control With Registrant
                  ------------------------------

                  None.


Item 25.          INDEMNIFICATION

         Article XI, Section 2 of the Trust's Declaration of Trust provides that:

         (a) Subject to the  exceptions and  limitations  contained in paragraph
(b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or
(B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

                  (i) such Covered Person shall have provided appropriate security for such undertaking,

                  (ii) the Trust is insured against losses arising out of any such advance payments, or

                  (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII,  Section 2 provides  that,  subject to the  provisions  of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Rafferty Asset Management, LLC (the "Adviser"), 500 Fifth Avenue, Suite 415, New York 10110, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679) and is incorporated herein by reference.

Item 27.          Principal Underwriter
                  --------------------------

         (a) Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as principal underwriter for the Potomac Funds, Badgley Funds, Berkshire Funds, Bremer Funds, Dow Jones Islamic Index Fund, Emerald Funds, Marketocracy Funds, Kirr Marbach Funds, Leuthold Funds, Texas Capital Value Funds.

         (b) The director and officers of Rafferty Capital Markets, LLC are:

                                            Positions and Offices with                     Position and Offices
         Name                                        Underwriter                              With Registrant
---------------------------                 ------------------------------              ---------------------------
Thomas A. Mulrooney                                  President                          Chief Operating Officer


Lawrence C. Rafferty                                 Director                           Chief Executive Officer,
Chairman of the
Board of Trustees

Stephen P. Sprague                                   CFO                                Treasurer and Secretary

The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.


Item 28.          Location of Accounts and Records
                  --------------------------------

         The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds' investment adviser, administrator, custodian, subcustodian, or transfer agent.

Item 29.          Management Services
                  -------------------

         Not applicable.


Item 30.          Undertakings
                  ------------

         Registrant   hereby  undertakes  to  furnish  each  person  to  whom  a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on April 26, 2002.

                                  POTOMAC FUNDS


                                  By:  Lawrence C. Rafferty*
                                       -----------------------------
                                       Lawrence C. Rafferty
                                       Chief Executive Officer

Attest:

/s/ Mark D. Edwards
------------------------
Mark D. Edwards
Chief Financial Officer

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 8 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                  Title                      Date
---------                                  -----                      ----

Lawrence C. Rafferty*             Chairman of the Board           April 26, 2002
-------------------------------
Lawrence C. Rafferty              of Trustees and Chief
                                  Executive Officer

Jay F. Higgins*                   Trustee                         April 26, 2002
-------------------------------
Jay F. Higgins

Daniel J. Byrne*                  Trustee                         April 26, 2002
-------------------------------
Daniel J. Byrne

Richard G. Jackson*               Trustee                         April 26, 2002
-------------------------------
Richard G. Jackson

Gerald E. Shanley III*            Trustee                         April 26, 2002
-------------------------------
Gerald E. Shanley III

/s/ Robert J. Zutz
-------------------------------
*Robert J. Zutz, Attorney-in-Fact

                                INDEX TO EXHIBITS

Exhibit
Number                       Description                                    Page
------                       -----------                                    ----
(a)               Declaration of Trust*

(b)               By-Laws*

(c)               Voting trust agreement - None

(d)(i)(A)         Form of Investment Advisory Agreement**

    (i)(B)        Amendment to Schedule A to Investment
                  Advisory Agreement - to be filed

    (ii)(A)       Form of Fund Administration Servicing
                  Agreement**

    (ii)(B)       Addendum to Fund Administration Servicing
                  Agreement - to be filed

(e)(i)            Form of Distribution Agreement between the
                  Potomac Funds and Rafferty Capital Markets,
                  Inc.***

    (ii)          Form of Dealer Agreement+++

(f)               Bonus, profit sharing contracts - None

(g)(i)            Form of Custodian Agreement**

   (ii)           Addendum to Custodian Agreement - to be
                  filed

(h)(i)(A)         Form of Transfer Agent Agreement**

    (i)(B) Addendum to Transfer Agent Agreement - to be filed

    (ii)(A)       Form of Fund Accounting Servicing
                  Agreement**

    (ii)(B)       Addendum to Fund Accounting Servicing
                  Agreement - to be filed

    (iii)                 Form of Fulfillment Servicing Agreement**

(i)               Opinion and consent of counsel - To be filed

(j)(i)            Consent of Independent Auditors - Not
                  applicable

(k)               Financial statements omitted from prospectus
                  - None

(l)               Letter of investment intent**

(m)(i)            Investor Class Plan pursuant to Rule
                  12b-1+++

   (ii) Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1 - to be filed

   (iii)          Advisor Class Plan pursuant to Rule 12b-1+++

   (iv) Amended Schedule A to Adviser Class Plan pursuant to Rule 12b-1 - to be filed

   (v)            Broker Class Plan pursuant to Rule 12b-1+++

   (vi) Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1 - to be filed

(n)               Plan pursuant to Rule 18f-3+++

(o)               Reserved

(p)               Code of Ethics of the Potomac Funds, Potomac
                  Insurance Trust and Rafferty Asset
                  Management, LLC?

-------

* Incorporated herein by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

** Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

*** Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

++ Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.

+ + + Incorporated herein by reference from the Post-effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 15, 1999 via EDGAR, Accession No. 0000898432-99-001069.

o Incorporated herein by reference from the Post-effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2000 via EDGAR, Accession No.
0000898432-00-000874